UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6332
                                                      --------

                           Rochester Portfolio Series
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Limited Term New York Municipal Fund
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                         EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--103.8%
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK--84.4%
-----------------------------------------------------------------------------------------------------------------------------------
$      20,000   Albany County, NY Airport
                Authority                                                       5.125%   12/15/2019   12/15/2010 A  $       20,980
-----------------------------------------------------------------------------------------------------------------------------------
      785,000   Albany County, NY Airport
                Authority                                                       5.300    12/15/2009   12/15/2007 A         803,220
-----------------------------------------------------------------------------------------------------------------------------------
      160,000   Albany County, NY Airport
                Authority                                                       5.300    12/15/2015 1 12/15/2007 A         163,587
-----------------------------------------------------------------------------------------------------------------------------------
      795,000   Albany County, NY Airport
                Authority                                                       5.375    12/15/2017   12/15/2007 A         812,744
-----------------------------------------------------------------------------------------------------------------------------------
    2,375,000   Albany County, NY Airport
                Authority                                                       5.500    12/15/2019 1 12/15/2009 A       2,428,889
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Albany County, NY IDA (Albany
                College of Pharmacy)                                            5.250    12/01/2019   12/01/2014 A       1,534,515
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Albany, NY GO                                                   7.000    01/15/2010   01/01/2008 A           5,014
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Albany, NY Hsg. Authority                                       6.250    10/01/2012 1 10/01/2007 A         250,453
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Albany, NY Hsg. Authority (Lark
                Drive)                                                          5.200    12/01/2013   12/01/2010 A         206,290
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Albany, NY Hsg. Authority (Lark
                Drive)                                                          5.400    12/01/2018   12/01/2010 A         153,723
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Albany, NY IDA (Albany Law School)                              5.750    10/01/2030   10/01/2010 A         102,435
-----------------------------------------------------------------------------------------------------------------------------------
    1,365,000   Albany, NY IDA (Brighter Choice
                Charter School)                                                 4.500    04/01/2018   04/01/2018         1,310,264
-----------------------------------------------------------------------------------------------------------------------------------
    5,335,000   Albany, NY IDA (Charitable
                Leadership) 2                                                   5.500    07/01/2011   07/13/2010 B       5,477,284
-----------------------------------------------------------------------------------------------------------------------------------
    8,810,000   Albany, NY IDA (Charitable
                Leadership) 2                                                   6.000    07/01/2019 1 07/01/2013 A       9,017,476
-----------------------------------------------------------------------------------------------------------------------------------
    2,660,000   Albany, NY IDA (Daughters of Sarah
                Nursing Home)                                                   5.250    10/20/2021   04/20/2014 A       2,811,620
-----------------------------------------------------------------------------------------------------------------------------------
    1,350,000   Albany, NY IDA (H. Johnson Office
                Park)                                                           4.750    03/01/2018   03/01/2008 C       1,349,339
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   Albany, NY IDA (University Heights-
                Albany Law School)                                              6.750    12/01/2019 1 12/01/2009 A         134,711
-----------------------------------------------------------------------------------------------------------------------------------
    1,935,000   Albany, NY Municipal Water Finance
                Authority                                                       5.250    12/01/2017   06/01/2008 A       1,956,653
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Albany, NY Municipal Water Finance
                Authority                                                       5.250    12/01/2019   06/01/2008 A         202,158
-----------------------------------------------------------------------------------------------------------------------------------
    2,915,000   Albany, NY Municipal Water Finance
                Authority                                                       5.250    12/01/2020   06/01/2008 A       2,946,453
-----------------------------------------------------------------------------------------------------------------------------------
    3,235,000   Albany, NY Municipal Water Finance
                Authority                                                       5.250    12/01/2022   06/01/2008 A       3,269,809
-----------------------------------------------------------------------------------------------------------------------------------
    2,590,000   Albany, NY Municipal Water Finance
                Authority                                                       5.250    12/01/2023   06/01/2008 A       2,617,868
-----------------------------------------------------------------------------------------------------------------------------------
    1,110,000   Albany, NY Parking Authority                                    5.625    07/15/2020 1 07/15/2011 A       1,203,062
-----------------------------------------------------------------------------------------------------------------------------------
      890,000   Albany, NY Parking Authority                                    5.625    07/15/2020 1 07/15/2011 A         931,252
-----------------------------------------------------------------------------------------------------------------------------------
      445,000   Albany, NY Parking Authority                                    5.625    07/15/2025 1 07/15/2011 A         462,751
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   Allegany County, NY IDA
                (Houghton College)                                              5.000    01/15/2010   01/15/2008 A         141,774
-----------------------------------------------------------------------------------------------------------------------------------
    4,380,000   Allegany County, NY IDA
                (Houghton College)                                              5.250    01/15/2018   01/15/2008 A       4,431,991
-----------------------------------------------------------------------------------------------------------------------------------
    1,890,000   Amherst, NY IDA (Daemen College)                                5.750    10/01/2011   11/08/2009 B       1,960,818
-----------------------------------------------------------------------------------------------------------------------------------


                    1 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                         EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   9,800,000   Amherst, NY IDA (Daemen College) 3                              6.000% 4 10/01/2036   10/04/2007 C  $    9,800,000
-----------------------------------------------------------------------------------------------------------------------------------
      490,000   Amherst, NY IDA (Faculty-Student
                Assoc. of SUNY at Buffalo)                                      5.750    04/01/2016   04/01/2012 A         512,403
-----------------------------------------------------------------------------------------------------------------------------------
      420,000   Amherst, NY IDA (Faculty-Student
                Assoc. of SUNY at Buffalo)                                      5.750    04/01/2017 1 04/01/2012 A         438,682
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Arlington, NY Central School District                           5.000    12/15/2015   12/15/2009 A          51,674
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Arlington, NY Central School District                           5.625    05/15/2022   11/15/2007 E          10,348
-----------------------------------------------------------------------------------------------------------------------------------
    6,940,000   Babylon, NY IDA (WSNCHS East,
                Inc.)                                                           6.500    08/01/2019 1 08/01/2010 A       7,350,501
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   Batavia, NY GO                                                  5.000    11/01/2015   11/01/2015           116,499
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   Batavia, NY GO                                                  5.000    11/01/2016   11/01/2015 A         115,957
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   Batavia, NY GO                                                  5.000    11/01/2017   11/01/2015 A         115,419
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   Batavia, NY GO                                                  5.000    11/01/2018   11/01/2015 A         114,943
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   Batavia, NY GO                                                  5.000    11/01/2019   11/01/2015 A         114,395
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   Batavia, NY GO                                                  5.000    11/01/2020   11/01/2015 A         114,032
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   Battery Park, NY City Authority,
                Series A 2                                                      5.250    11/01/2022   11/01/2013 A       6,418,440
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Bethlehem, NY Water System                                      5.500    03/01/2022   03/01/2013 A         527,255
-----------------------------------------------------------------------------------------------------------------------------------
      165,000   Blauvelt, NY Volunteer Fire
                Company                                                         6.000    10/15/2008   04/02/2008 B         166,350
-----------------------------------------------------------------------------------------------------------------------------------
      645,000   Brookhaven IDA (Alternatives for
                Children)                                                       7.000    02/01/2013   05/09/2010 B         661,080
-----------------------------------------------------------------------------------------------------------------------------------
    1,125,000   Brookhaven, NY IDA (Dowling
                College)                                                        6.500    11/01/2012   11/01/2012         1,159,459
-----------------------------------------------------------------------------------------------------------------------------------
      860,000   Brookhaven, NY IDA (Enecon Corp.)                               5.800    11/01/2018   10/15/2014 B         860,748
-----------------------------------------------------------------------------------------------------------------------------------
      255,000   Brookhaven, NY IDA (Stony Brook
                Foundation)                                                     5.750    11/01/2008   05/05/2008 B         256,352
-----------------------------------------------------------------------------------------------------------------------------------
      645,000   Broome County, NY COP                                           5.250    04/01/2022 1 10/01/2007 A         645,845
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Broome County, NY GO                                            5.400    04/15/2011   10/15/2007 A          10,100
-----------------------------------------------------------------------------------------------------------------------------------
    1,015,000   Bushnell Basin Fire Assoc. (Volunteer
                Fire Dept.)                                                     5.250    11/01/2015   12/14/2013 B       1,012,899
-----------------------------------------------------------------------------------------------------------------------------------
      375,000   Capital District Youth Center                                   6.000    02/01/2017   02/01/2008 A         380,993
-----------------------------------------------------------------------------------------------------------------------------------
    1,350,000   Carnegie Redevel. Corp. 3                                       6.500    09/01/2011   11/17/2009 B       1,346,490
-----------------------------------------------------------------------------------------------------------------------------------
      320,000   Cattaraugus County IDA (Olean
                General Hospital)                                               5.250    08/01/2023   08/01/2010 A         326,701
-----------------------------------------------------------------------------------------------------------------------------------
    4,500,000   Cayuga County COP (Auburn
                Memorial Hospital)                                              6.000    01/01/2021   01/01/2008 A       4,505,760
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Chautauqua County Tobacco Asset
                Securitization Corp.                                            6.000    07/01/2012   02/12/2010 D       1,301,313
-----------------------------------------------------------------------------------------------------------------------------------
    1,075,000   Chautauqua County Tobacco Asset
                Securitization Corp.                                            6.250    07/01/2016   07/01/2010 A       1,117,409
-----------------------------------------------------------------------------------------------------------------------------------
    3,780,000   Chautauqua County Tobacco Asset
                Securitization Corp.                                            6.500    07/01/2024   07/01/2010 A       3,942,124
-----------------------------------------------------------------------------------------------------------------------------------
   18,160,000   Chautauqua County Tobacco Asset
                Securitization Corp.                                            6.750    07/01/2040   07/01/2010 A      18,975,566
-----------------------------------------------------------------------------------------------------------------------------------
    2,440,000   Clarence IDA (Bristol Village)                                  6.000    01/20/2044   01/20/2013 A       2,637,738
-----------------------------------------------------------------------------------------------------------------------------------


                    2 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                         EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      45,000   Clifton Park Water Authority                                    5.000%   10/01/2029   10/01/2009 A  $       45,930
-----------------------------------------------------------------------------------------------------------------------------------
    4,195,000   Cortland County IDA (Cortland
                Memorial Hospital)                                              5.625    07/01/2024 1 07/01/2012 A        4,375,553
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Cortland GO                                                     5.625    05/01/2010   05/01/2008 A           50,092
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Deerfield GO                                                    5.250    06/15/2008   06/15/2008             5,040
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                                    5.250    06/15/2009   06/15/2009            10,187
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                                    5.250    06/15/2010   06/15/2010            10,273
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                                    5.250    06/15/2011   06/15/2011            10,359
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                                    5.250    06/15/2012   06/15/2012            10,438
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                                    5.250    06/15/2013   06/15/2013            10,505
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                                    5.500    06/15/2014   06/15/2014            10,687
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                                    5.500    06/15/2015   06/15/2015            10,733
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                                    5.500    06/15/2016   06/15/2016            10,758
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                                    5.500    06/15/2017   06/15/2016 A          10,743
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Deerfield GO                                                    5.500    06/15/2018   06/15/2016 A          10,710
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Deerfield GO                                                    5.500    06/15/2019   06/15/2016 A          16,015
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Deerfield GO                                                    5.500    06/15/2020   06/15/2016 A          15,976
-----------------------------------------------------------------------------------------------------------------------------------
      295,000   Dutchess County IDA (Bard College)                              5.500    08/01/2020   08/01/2010 A         313,691
-----------------------------------------------------------------------------------------------------------------------------------
    5,205,000   Dutchess County IDA (Marist
                College)                                                        5.150    07/01/2017   07/01/2013 A       5,457,963
-----------------------------------------------------------------------------------------------------------------------------------
    2,410,000   Dutchess County IDA (Vassar
                Brothers Hospital)                                              6.500    04/01/2020 1 04/01/2010 A       2,562,963
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   East Hampton Town GO                                            5.000    04/15/2018   04/15/2008 A          25,425
-----------------------------------------------------------------------------------------------------------------------------------
      515,000   East Rochester Hsg. Authority (Gates
                Senior Hsg.)                                                    5.200    04/20/2021   10/20/2013 A         535,502
-----------------------------------------------------------------------------------------------------------------------------------
    2,800,000   East Rochester Hsg. Authority
                (Rochester St. Mary's Residence
                Facility)                                                       5.375    12/20/2022 1 12/20/2015 A       2,957,836
-----------------------------------------------------------------------------------------------------------------------------------
    8,300,000   East Rochester Hsg. Authority (St.
                John's Meadows)                                                 5.000    08/15/2027   08/15/2020 A       8,417,777
-----------------------------------------------------------------------------------------------------------------------------------
      210,000   East Syracuse Hsg. Authority
                (Bennett Manor Associates)                                      6.700    04/01/2021   04/01/2010 A         223,612
-----------------------------------------------------------------------------------------------------------------------------------
      415,000   Elmira GO                                                       5.000    10/01/2015   10/01/2015           437,900
-----------------------------------------------------------------------------------------------------------------------------------
      440,000   Elmira GO                                                       5.000    10/01/2016   10/01/2016           464,385
-----------------------------------------------------------------------------------------------------------------------------------
      460,000   Elmira GO                                                       5.000    10/01/2017   10/01/2017           483,032
-----------------------------------------------------------------------------------------------------------------------------------
      485,000   Elmira GO                                                       5.000    10/01/2018   10/01/2017 A         507,000
-----------------------------------------------------------------------------------------------------------------------------------
      505,000   Elmira GO                                                       5.000    10/01/2019   10/01/2017 A         525,160
-----------------------------------------------------------------------------------------------------------------------------------
    1,300,000   Erie County IDA (Buffalo City School
                District)                                                       5.750    05/01/2025   05/01/2014 A       1,444,937
-----------------------------------------------------------------------------------------------------------------------------------
    6,500,000   Erie County IDA (Buffalo City School
                District)                                                       5.750    05/01/2026   05/01/2014 A       7,224,685
-----------------------------------------------------------------------------------------------------------------------------------
    1,535,000   Erie County IDA (Medaille College)                              6.875    10/01/2013   10/16/2010 B       1,577,566
-----------------------------------------------------------------------------------------------------------------------------------
      380,000   Erie County IDA (Medaille College)                              7.250    11/01/2010   06/04/2009 B         390,344
-----------------------------------------------------------------------------------------------------------------------------------
   29,615,000   Erie County Tobacco Asset
                Securitization Corp.                                            5.000    06/01/2031   06/01/2015 A      28,059,324
-----------------------------------------------------------------------------------------------------------------------------------
    9,750,000   Erie County Tobacco Asset
                Securitization Corp.                                            5.000    06/01/2038   06/01/2015 A       9,147,158
-----------------------------------------------------------------------------------------------------------------------------------


                    3 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                         EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,635,000   Erie County Tobacco Asset
                Securitization Corp.                                            5.750%   07/15/2013   07/15/2010 E  $    1,744,921
-----------------------------------------------------------------------------------------------------------------------------------
    7,305,000   Erie County Tobacco Asset
                Securitization Corp.                                            6.000    07/15/2020   07/15/2010 E       7,844,328
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Essex County IDA (International
                Paper Company)                                                  6.450    11/15/2023   11/15/2009 A         259,035
-----------------------------------------------------------------------------------------------------------------------------------
      690,000   Essex County IDA (North Country
                Community College Foundation)                                   4.600    06/01/2015   12/25/2013 B         683,583
-----------------------------------------------------------------------------------------------------------------------------------
      540,000   Franklin County IDA (North Country
                Community College Foundation)                                   4.600    06/01/2015   12/24/2013 B         534,978
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Grand Central BID (Grand Central
                District Management)                                            5.000    01/01/2022   01/01/2014 A         525,545
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Hamilton County IDA (Adirondack
                Historical Assoc.)                                              5.250    11/01/2018   11/01/2008 A         514,105
-----------------------------------------------------------------------------------------------------------------------------------
    1,700,000   Hempstead IDA (Adelphi University)                              5.750    06/01/2022 1 06/01/2012 A       1,786,377
-----------------------------------------------------------------------------------------------------------------------------------
    1,350,000   Hempstead IDA (Hofstra University)                              5.800    07/01/2015   01/01/2008 A       1,370,979
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Hempstead Village GO                                            5.000    09/15/2017   09/15/2016 A          77,489
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Hempstead Village GO                                            5.000    07/01/2018   07/01/2014 A         510,740
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Hempstead Village GO                                            5.000    09/15/2018   09/15/2016 A          77,043
-----------------------------------------------------------------------------------------------------------------------------------
    1,195,000   Hempstead Village GO                                            5.000    07/01/2019   07/01/2014 A       1,215,817
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Hempstead Village GO                                            5.000    09/15/2019   09/15/2016 A          76,657
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Hempstead Village GO                                            5.000    09/15/2020   09/15/2016 A          76,437
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Hempstead Village GO                                            5.000    09/15/2021   09/15/2016 A          76,016
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Hempstead Village GO                                            5.000    09/15/2022   09/15/2016 A          75,782
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Hempstead Village GO                                            5.000    09/15/2023   09/15/2016 A          75,510
-----------------------------------------------------------------------------------------------------------------------------------
    1,635,000   Hempstead Village GO                                            5.250    07/01/2023   07/01/2014 A       1,667,929
-----------------------------------------------------------------------------------------------------------------------------------
    1,730,000   Hempstead Village GO                                            5.250    07/01/2024   07/01/2014 A       1,760,863
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Herkimer County GO                                              5.000    09/15/2012   09/15/2012            61,280
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Herkimer County GO                                              5.000    09/15/2012   03/15/2008 A          40,267
-----------------------------------------------------------------------------------------------------------------------------------
      895,000   Herkimer County IDA (Burrows
                Paper)                                                          8.000    01/01/2009   01/01/2008 A         896,915
-----------------------------------------------------------------------------------------------------------------------------------
      480,000   Herkimer County IDA (Herkimer
                County College Foundation)                                      5.850    11/01/2010   05/28/2009 B         491,184
-----------------------------------------------------------------------------------------------------------------------------------
    1,275,000   Herkimer Hsg. Authority                                         7.150    03/01/2011   03/01/2008 A       1,277,831
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Hudson IDA (Have, Inc.)                                         7.125    12/01/2007   12/01/2007            65,295
-----------------------------------------------------------------------------------------------------------------------------------
      325,000   Hudson IDA (Hudson Fabrics)                                     6.000    11/01/2012   04/10/2010 B         321,640
-----------------------------------------------------------------------------------------------------------------------------------
    3,500,000   Islip IDA (United Cerebral Palsy
                Assoc.) 3                                                       5.500    12/01/2016   01/17/2013 B       3,414,390
-----------------------------------------------------------------------------------------------------------------------------------
      410,000   Islip IDA (United Cerebral Palsy
                Assoc.)                                                         5.500    12/01/2016   01/17/2013 B         399,971
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Islip Res Rec, Series D                                         6.500    07/01/2009   01/01/2008 A          15,197
-----------------------------------------------------------------------------------------------------------------------------------
    2,990,000   Islip Res Rec, Series E                                         5.625    07/01/2017   07/01/2014 A       3,268,937
-----------------------------------------------------------------------------------------------------------------------------------
    1,175,000   Islip Res Rec, Series E                                         5.750    07/01/2019   07/01/2014 A       1,280,574
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Jamestown GO                                                    5.000    08/01/2024   08/01/2014 A         258,840
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Jamestown GO                                                    5.000    08/01/2025   08/01/2014 A         258,243
-----------------------------------------------------------------------------------------------------------------------------------
    1,575,000   Jamestown Hsg. Authority                                        6.125    07/01/2010   02/01/2009 B       1,554,084
-----------------------------------------------------------------------------------------------------------------------------------


                    4 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                         EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,000,000   Kenmore Hsg. Authority (SUNY at
                Buffalo)                                                        5.500%   08/01/2024   08/01/2011 A  $    1,024,930
-----------------------------------------------------------------------------------------------------------------------------------
    2,210,000   Livingston County IDA (Nicholas H.
                Noyes Memorial Hospital)                                        5.875    07/01/2022   07/01/2010 A       2,225,382
-----------------------------------------------------------------------------------------------------------------------------------
    1,010,000   Livingston County IDA (Nicholas H.
                Noyes Memorial Hospital)                                        6.000    07/01/2030   07/01/2010 A       1,016,373
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Livonia GO                                                      5.000    06/15/2020   06/15/2017 A          73,825
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Livonia GO                                                      5.000    06/15/2021   06/15/2017 A          78,733
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   Livonia GO                                                      5.000    06/15/2022   06/15/2017 A          83,338
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   Livonia GO                                                      5.000    06/15/2023   06/15/2017 A          88,275
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   Livonia GO                                                      5.000    06/15/2024   06/15/2017 A          93,110
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Livonia GO                                                      5.000    06/15/2025   06/15/2017 A          77,354
-----------------------------------------------------------------------------------------------------------------------------------
    2,065,000   Madison County IDA (Morrisville
                State College Foundation)                                       5.000    06/01/2022   06/01/2016 A       2,170,914
-----------------------------------------------------------------------------------------------------------------------------------
    2,260,000   Madison County IDA (Oneida
                Healthcare Center)                                              5.500    02/01/2016   02/01/2011 A       2,356,434
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   Medina Hsg. Corp.                                               8.250    08/15/2011 1 02/15/2008 A         130,261
-----------------------------------------------------------------------------------------------------------------------------------
    3,395,000   Monroe County COP                                               8.050    01/01/2011 1 01/01/2008 A       3,449,829
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Monroe County GO                                                5.000    06/01/2017   12/01/2007 A          50,535
-----------------------------------------------------------------------------------------------------------------------------------
      265,000   Monroe County GO                                                5.250    02/01/2016   02/01/2008 A         267,931
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Monroe County GO                                                5.350    03/01/2012   03/01/2008 A          75,827
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Monroe County GO                                                6.100    03/01/2008   03/01/2008 A          40,440
-----------------------------------------------------------------------------------------------------------------------------------
      510,000   Monroe County IDA (Canal Ponds)                                 7.000    06/15/2013 1 12/15/2007 A         519,190
-----------------------------------------------------------------------------------------------------------------------------------
    1,285,000   Monroe County IDA (DePaul
                Community Facilities)                                           6.500    02/01/2024 1 02/01/2008 A       1,295,229
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Monroe County IDA (Nazareth
                College of Rochester)                                           5.250    10/01/2021   10/01/2011 A          79,840
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Monroe County IDA (Rochester
                Institute of Technology)                                        5.000    04/01/2010   04/01/2010            25,290
-----------------------------------------------------------------------------------------------------------------------------------
      340,000   Monroe County IDA (Summit at
                Brighton)                                                       5.000    07/01/2016   07/01/2011 A         335,002
-----------------------------------------------------------------------------------------------------------------------------------
    2,055,000   Monroe County IDA (West End
                Business Center)                                                5.125    12/01/2014   05/29/2011 B       2,055,432
-----------------------------------------------------------------------------------------------------------------------------------
   13,810,000   Monroe County Tobacco Asset
                Securitization Corp. (TASC)                                     6.150    06/01/2025   10/17/2009 D      14,636,390
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Monroe County Water Authority                                   5.250    08/01/2011   02/01/2008 A          60,080
-----------------------------------------------------------------------------------------------------------------------------------
      285,000   Monroe Newpower Corp.                                           4.500    01/01/2011   10/01/2010 B         282,133
-----------------------------------------------------------------------------------------------------------------------------------
      155,000   Monroe Newpower Corp.                                           4.700    01/01/2012   10/01/2011 B         155,019
-----------------------------------------------------------------------------------------------------------------------------------
      410,000   Monroe Newpower Corp.                                           4.800    01/01/2013   10/01/2012 B         408,971
-----------------------------------------------------------------------------------------------------------------------------------
    7,800,000   Monroe Newpower Corp.                                           6.375    01/01/2024   07/01/2009 A       8,108,568
-----------------------------------------------------------------------------------------------------------------------------------
      280,000   Mount Vernon IDA (Kings Court)                                  5.125    12/01/2023   01/21/2022 B         281,187
-----------------------------------------------------------------------------------------------------------------------------------
      975,000   Mount Vernon IDA (Macedonia
                Towers)                                                         5.125    12/01/2023   01/18/2022 B         979,134
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   Mount Vernon IDA (Meadowview)                                   6.000    06/01/2009   06/16/2008 B         186,665
-----------------------------------------------------------------------------------------------------------------------------------
    5,275,000   Mount Vernon IDA (Section 8),
                Series A                                                        5.250    12/01/2014 1 06/01/2008 A       5,416,792
-----------------------------------------------------------------------------------------------------------------------------------


                    5 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      55,000   MTA Commuter Facilities (Grand
                Central Terminal)                                              5.500%    07/01/2012   01/01/2008 E  $       55,078
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   MTA Commuter Facilities, Series 7                              5.625     07/01/2016 1 01/01/2008 E          25,733
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   MTA Commuter Facilities, Series B                              5.000     07/01/2017   07/01/2009 E           5,105
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   MTA Commuter Facilities, Series B                              5.125     07/01/2024   01/01/2008 A          51,060
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   MTA Commuter Facilities, Series D                              5.000     07/01/2016   01/01/2008 E           5,184
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   MTA Service Contract, Series 3                                 7.375     07/01/2008   01/06/2008 B          56,422
-----------------------------------------------------------------------------------------------------------------------------------
    8,500,000   MTA Service Contract, Series A 2                               5.125     01/01/2024   07/01/2012 A       8,914,205
-----------------------------------------------------------------------------------------------------------------------------------
   15,350,000   MTA Service Contract, Series A 2                               5.750     07/01/2031   07/01/2012 A      16,474,848
-----------------------------------------------------------------------------------------------------------------------------------
      540,000   MTA, Series A 2                                                5.000     11/15/2026   11/15/2016 A         563,911
-----------------------------------------------------------------------------------------------------------------------------------
    4,100,000   MTA, Series A 2                                                5.125     11/15/2031   11/15/2012 A       4,211,274
-----------------------------------------------------------------------------------------------------------------------------------
   11,075,000   MTA, Series A 2                                                5.500     11/15/2026   11/15/2012 A      11,811,709
-----------------------------------------------------------------------------------------------------------------------------------
   25,000,000   MTA, Series A                                                  5.750     11/15/2032   11/15/2012 A      26,722,750
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   MTA, Series E                                                  5.500     11/15/2021   11/15/2012 A          54,132
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Municipal Assistance Corp. for Troy,
                NY                                                             5.000     01/15/2016   01/15/2008 A          50,805
-----------------------------------------------------------------------------------------------------------------------------------
      300,000   Nassau County Bridge Authority                                 5.250     10/01/2026   10/01/2007 A         306,327
-----------------------------------------------------------------------------------------------------------------------------------
      645,000   Nassau County IDA (ACDS)                                       6.000     12/01/2019   12/02/2016 A         650,728
-----------------------------------------------------------------------------------------------------------------------------------
      475,000   Nassau County IDA (ALIA-ACDS)                                  7.000     10/01/2016   11/01/2011 A         503,030
-----------------------------------------------------------------------------------------------------------------------------------
      680,000   Nassau County IDA (ALIA-ACLD)                                  5.750     09/01/2011   02/03/2010 B         690,044
-----------------------------------------------------------------------------------------------------------------------------------
      705,000   Nassau County IDA (ALIA-CMA)                                   7.000     10/01/2016   11/01/2011 A         746,602
-----------------------------------------------------------------------------------------------------------------------------------
      545,000   Nassau County IDA (ALIA-CRR)                                   7.000     10/01/2016   11/01/2011 A         577,160
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   Nassau County IDA (ALIA-FREE)                                  7.000     10/01/2016   11/01/2011 A         127,081
-----------------------------------------------------------------------------------------------------------------------------------
      495,000   Nassau County IDA (ALIA-HKSB)                                  7.000     10/01/2016   11/01/2011 A         524,210
-----------------------------------------------------------------------------------------------------------------------------------
    1,870,000   Nassau County IDA (CSMR)                                       6.000     12/01/2019   12/03/2016 A       1,886,606
-----------------------------------------------------------------------------------------------------------------------------------
      795,000   Nassau County IDA (Epilepsy
                Foundation of Long Island)                                     6.000     12/01/2019   12/05/2016 A         801,988
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   Nassau County IDA (North Shore
                CFGA)                                                          5.750     05/01/2008   11/05/2007 B          80,344
-----------------------------------------------------------------------------------------------------------------------------------
      230,000   Nassau County IDA (United Cerebral
                Palsy)                                                         5.750     11/01/2007   11/01/2007           230,163
-----------------------------------------------------------------------------------------------------------------------------------
    1,125,000   Nassau County IDA (United Cerebral
                Palsy)                                                         5.750     11/01/2009   11/06/2008 B       1,125,563
-----------------------------------------------------------------------------------------------------------------------------------
      520,000   Nassau County IDA (WORCA)                                      6.000     12/01/2019   12/01/2016 A         524,571
-----------------------------------------------------------------------------------------------------------------------------------
      145,000   Nassau County IDA, Series C                                    6.000     12/01/2019   12/04/2016 A         146,275
-----------------------------------------------------------------------------------------------------------------------------------
      680,000   Nassau County Interim Finance
                Authority                                                      5.125     11/15/2021   11/15/2007 A         681,435
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   Nassau County Interim Finance
                Authority                                                      5.375     11/15/2012   11/15/2007 A          80,182
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Nassau County Interim Finance
                Authority                                                      5.375     11/15/2013   11/15/2007 A          35,079
-----------------------------------------------------------------------------------------------------------------------------------
   21,000,000   Nassau County Tobacco Settlement
                Corp.                                                          0.000 5   06/01/2026   12/03/2015 B      18,150,510
-----------------------------------------------------------------------------------------------------------------------------------
      725,000   Nassau County Tobacco Settlement
                Corp.                                                          6.000     07/15/2017   07/15/2009 F         763,266
-----------------------------------------------------------------------------------------------------------------------------------


                    6 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      25,000   Nassau County Tobacco Settlement
                Corp.                                                          6.000%    07/15/2018   07/15/2009 A  $       26,320
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   Nassau County Tobacco Settlement
                Corp.                                                          6.200     07/15/2018   07/15/2009 A         132,030
-----------------------------------------------------------------------------------------------------------------------------------
    4,125,000   Nassau County Tobacco Settlement
                Corp.                                                          6.250     07/15/2020 1 07/15/2009 A       4,360,538
-----------------------------------------------------------------------------------------------------------------------------------
    3,620,000   Nassau County Tobacco Settlement
                Corp.                                                          6.250     07/15/2020   07/15/2009 A       3,826,702
-----------------------------------------------------------------------------------------------------------------------------------
    2,255,000   Nassau County Tobacco Settlement
                Corp.                                                          6.250     07/15/2021   07/15/2009 A       2,383,761
-----------------------------------------------------------------------------------------------------------------------------------
    4,925,000   Nassau County Tobacco Settlement
                Corp.                                                          6.300     07/15/2021   07/15/2009 A       5,210,453
-----------------------------------------------------------------------------------------------------------------------------------
    1,320,000   Nassau County Tobacco Settlement
                Corp.                                                          6.300     07/15/2022   07/15/2009 A       1,396,507
-----------------------------------------------------------------------------------------------------------------------------------
   15,050,000   Nassau County Tobacco Settlement
                Corp. 2                                                        6.500     07/15/2027   07/15/2009 A      15,974,371
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Nassau County Tobacco Settlement
                Corp.                                                          6.600     07/15/2039   07/15/2009 A       5,315,700
-----------------------------------------------------------------------------------------------------------------------------------
      285,000   Nassau IDA (EBS North Hills LLC)                               7.000     11/01/2013   12/28/2010 B         295,120
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   Nassau IDA (EBS North Hills LLC)                               7.000     11/01/2013   12/28/2010 B         134,616
-----------------------------------------------------------------------------------------------------------------------------------
      170,000   Nassau IDA (EBS North Hills LLC)                               7.000     11/01/2013   12/28/2010 B         176,037
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   Nassau IDA (EBS North Hills LLC)                               7.000     11/01/2013   03/28/2011 B         191,569
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   Nassau IDA (EBS North Hills LLC)                               7.000     11/01/2013   03/28/2011 B         191,569
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   New Hartford-Sunset Wood Funding
                Corp.                                                          5.950     08/01/2027   02/01/2008 A          51,111
-----------------------------------------------------------------------------------------------------------------------------------
    1,235,000   New Rochelle IDA (College of New
                Rochelle)                                                      5.500     07/01/2019   07/01/2009 A       1,274,162
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   New Rochelle Municipal Hsg.
                Authority, Series B                                            6.500     12/01/2014   12/01/2008 E          84,468
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   New Windsor GO                                                 5.300     05/01/2010   11/01/2007 A          15,154
-----------------------------------------------------------------------------------------------------------------------------------
    1,345,000   Newark-Wayne Community
                Hospital                                                       7.600     09/01/2015   03/01/2008 A       1,346,480
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Newburgh GO                                                    7.600     04/01/2008   10/01/2007 A          10,204
-----------------------------------------------------------------------------------------------------------------------------------
    1,310,000   Newburgh IDA (Bourne & Kenney
                Redevel. Company)                                              5.650     08/01/2020 1 08/01/2009 A       1,342,750
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Niagara County IDA (American Ref-
                Fuel Company)                                                  5.550     11/15/2024   11/15/2011 A         154,469
-----------------------------------------------------------------------------------------------------------------------------------
    1,350,000   Niagara County IDA (Niagara Falls
                Memorial Medical Center)                                       5.250     06/01/2018   10/04/2016 B       1,317,600
-----------------------------------------------------------------------------------------------------------------------------------
   13,560,000   Niagara County IDA (Niagara Falls
                Memorial Medical Center)                                       5.500     11/01/2035   12/28/2007 C      12,669,922
-----------------------------------------------------------------------------------------------------------------------------------
    6,250,000   Niagara County IDA (Solid Waste
                Disposal)                                                      5.450     11/15/2025   11/15/2012 A       6,388,813
-----------------------------------------------------------------------------------------------------------------------------------
    9,310,000   Niagara County IDA (Solid Waste
                Disposal)                                                      5.550     11/15/2024   11/15/2011 A       9,529,716
-----------------------------------------------------------------------------------------------------------------------------------
   12,450,000   Niagara County IDA (Solid Waste
                Disposal)                                                      5.625     11/15/2024   11/15/2012 A      12,695,390
-----------------------------------------------------------------------------------------------------------------------------------
      170,000   Niagara County Tobacco Asset
                Securitization Corp.                                           5.375     05/15/2018   05/15/2009 F         167,476
-----------------------------------------------------------------------------------------------------------------------------------


                    7 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     175,000   Niagara County Tobacco Asset
                Securitization Corp.                                           5.500%    05/15/2019   05/15/2011 A  $      177,415
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   Niagara County Tobacco Asset
                Securitization Corp.                                           5.500     05/15/2020   05/15/2011 A          91,144
-----------------------------------------------------------------------------------------------------------------------------------
    1,175,000   Niagara County Tobacco Asset
                Securitization Corp.                                           5.875     05/15/2022   05/15/2011 A       1,203,071
-----------------------------------------------------------------------------------------------------------------------------------
    1,045,000   Niagara County Tobacco Asset
                Securitization Corp.                                           6.250     05/15/2034   11/15/2010 A       1,078,534
-----------------------------------------------------------------------------------------------------------------------------------
      945,000   Niagara County Tobacco Asset
                Securitization Corp.                                           6.250     05/15/2040   05/15/2010 A         972,188
-----------------------------------------------------------------------------------------------------------------------------------
   11,995,000   Niagara County Tobacco Asset
                Securitization Corp.                                           6.750     05/15/2029 1 05/15/2010 A      12,545,930
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Niagara Falls HDC (Niagara Towers)                             5.150     10/01/2010   10/01/2008 A           5,053
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Niagara Falls Public Water Authority                           5.500     07/15/2034   07/15/2015 A       1,076,930
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Niagara Frontier Transportation
                Authority (Buffalo Niagara
                International Airport)                                         5.000     04/01/2013   04/01/2008 A          35,538
-----------------------------------------------------------------------------------------------------------------------------------
    5,630,000   Niagara Frontier Transportation
                Authority (Buffalo Niagara
                International Airport)                                         5.625     04/01/2029 1 04/01/2009 A       5,807,683
-----------------------------------------------------------------------------------------------------------------------------------
      210,000   Niagara Frontier Transportation
                Authority (Buffalo Niagara
                International Airport)                                         5.750     04/01/2019   04/01/2009 A         218,293
-----------------------------------------------------------------------------------------------------------------------------------
      610,000   North Babylon Volunteer Fire
                Company                                                        5.750     08/01/2022   02/01/2008 A         625,915
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   North Elba GO                                                  5.400     06/01/2009   12/01/2007 A          25,079
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   North Hempstead GO                                             5.375     05/15/2016   05/15/2008 A          25,057
-----------------------------------------------------------------------------------------------------------------------------------
    9,625,000   NY Counties Tobacco Trust I                                    6.300     06/01/2019 1 06/01/2010 E      10,401,064
-----------------------------------------------------------------------------------------------------------------------------------
    4,670,000   NY Counties Tobacco Trust I                                    6.300     06/01/2019 1 06/01/2010 A       4,850,075
-----------------------------------------------------------------------------------------------------------------------------------
    8,650,000   NY Counties Tobacco Trust I                                    6.500     06/01/2035   06/01/2010 E       9,391,219
-----------------------------------------------------------------------------------------------------------------------------------
    4,305,000   NY Counties Tobacco Trust I                                    6.500     06/01/2035   06/01/2010 A       4,473,110
-----------------------------------------------------------------------------------------------------------------------------------
    3,295,000   NY Counties Tobacco Trust I                                    6.625     06/01/2042 1 06/01/2010 A       3,417,113
-----------------------------------------------------------------------------------------------------------------------------------
   21,415,000   NY Counties Tobacco Trust II
                (TASC)                                                         5.250     06/01/2025   03/17/2011 D      21,418,641
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   NY Counties Tobacco Trust II
                (TASC)                                                         5.500     06/01/2011   06/01/2011           153,869
-----------------------------------------------------------------------------------------------------------------------------------
      865,000   NY Counties Tobacco Trust II
                (TASC)                                                         5.625     06/01/2035   06/01/2012 A         872,344
-----------------------------------------------------------------------------------------------------------------------------------
    1,055,000   NY Counties Tobacco Trust II
                (TASC)                                                         5.750     06/01/2013   06/01/2011 A       1,099,088
-----------------------------------------------------------------------------------------------------------------------------------
    1,925,000   NY Counties Tobacco Trust II
                (TASC)                                                         5.750     06/01/2014   06/01/2011 A       1,996,456
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   NY Counties Tobacco Trust II
                (TASC)                                                         5.750     06/01/2043   06/01/2012 A         758,648
-----------------------------------------------------------------------------------------------------------------------------------
    2,120,000   NY Counties Tobacco Trust II
                (TASC)                                                         6.000     06/01/2015   06/01/2011 A       2,212,156
-----------------------------------------------------------------------------------------------------------------------------------
    2,330,000   NY Counties Tobacco Trust II
                (TASC)                                                         6.000     06/01/2016   06/01/2011 A       2,421,849
-----------------------------------------------------------------------------------------------------------------------------------
   10,175,000   NY Counties Tobacco Trust III                                  5.000     06/01/2027   05/19/2009 D      10,181,716
-----------------------------------------------------------------------------------------------------------------------------------


                    8 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   4,980,000   NY Counties Tobacco Trust III                                  5.750%    06/01/2033   09/26/2012 D  $    5,062,319
-----------------------------------------------------------------------------------------------------------------------------------
   16,535,000   NY Counties Tobacco Trust III                                  6.000     06/01/2043   06/01/2013 A      16,960,115
-----------------------------------------------------------------------------------------------------------------------------------
    4,405,000   NY Counties Tobacco Trust IV                                   4.250     06/01/2021   12/14/2011 B       4,148,233
-----------------------------------------------------------------------------------------------------------------------------------
   38,400,000   NY Counties Tobacco Trust IV
                (TASC)                                                         0.000 5   06/01/2041   08/03/2019 B      33,739,008
-----------------------------------------------------------------------------------------------------------------------------------
    4,520,000   NY Counties Tobacco Trust IV
                (TASC)                                                         4.750     06/01/2026   10/12/2009 D       4,230,268
-----------------------------------------------------------------------------------------------------------------------------------
   38,400,000   NY Counties Tobacco Trust IV
                (TASC)                                                         6.650     06/01/2041   06/01/2010 A       5,606,784
-----------------------------------------------------------------------------------------------------------------------------------
   29,000,000   NYC GO 6                                                       5.000     06/01/2023   06/01/2015 A      30,092,430
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                         0.000 5   03/15/2029   03/15/2011 A          46,175
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                         0.000 5   11/15/2037   11/15/2007 A          20,001
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                         5.000     08/01/2015   08/01/2008 A          15,317
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                         5.000     08/15/2016   08/15/2008 A          20,434
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                         5.000     05/15/2018   05/15/2008 A          15,267
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                         5.000     05/15/2018   05/15/2008 A           5,097
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                         5.000     08/01/2018   02/01/2008 A          20,284
-----------------------------------------------------------------------------------------------------------------------------------
      445,000   NYC GO                                                         5.000     08/01/2018   02/01/2008 A         450,798
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                         5.000     08/15/2018   08/15/2008 A          50,896
-----------------------------------------------------------------------------------------------------------------------------------
    1,055,000   NYC GO                                                         5.000     12/01/2018   12/01/2014 A       1,119,503
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   NYC GO                                                         5.000     08/15/2019   08/15/2008 A          91,613
-----------------------------------------------------------------------------------------------------------------------------------
      425,000   NYC GO                                                         5.000     08/01/2020   08/01/2014 A         446,046
-----------------------------------------------------------------------------------------------------------------------------------
      570,000   NYC GO                                                         5.000     03/15/2021   03/15/2009 A         580,990
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   NYC GO                                                         5.000     08/01/2021   08/01/2015 A       4,180,440
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                         5.000     08/01/2022   08/01/2008 A          25,509
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   NYC GO                                                         5.000     08/01/2022   08/01/2015 A       1,561,575
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                         5.000     08/01/2022   08/01/2008 A          10,204
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   NYC GO                                                         5.000     08/01/2022   02/01/2009 A         111,918
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   NYC GO                                                         5.000     08/01/2022   02/01/2008 A          86,206
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                         5.000     08/01/2022   02/01/2008 A          25,296
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                         5.000     08/01/2022   08/01/2008 A          10,204
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO                                                         5.000     08/01/2022   08/01/2015 A       1,041,050
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   NYC GO                                                         5.000     08/01/2022   08/01/2010 A          65,955
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NYC GO                                                         5.000     08/15/2022   08/15/2008 A          30,696
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   NYC GO                                                         5.000     08/15/2022   08/15/2008 A         178,136
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   NYC GO                                                         5.000     09/15/2022   09/15/2013 A          41,405
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   NYC GO                                                         5.000     11/01/2022   11/01/2014 A       2,597,375
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                         5.000     05/15/2023   05/15/2008 A          15,267
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                         5.000     08/01/2023   02/01/2008 A          50,710
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   NYC GO                                                         5.000     08/01/2023   08/01/2015 A       4,153,440
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                         5.000     08/01/2023   02/01/2008 A          10,151
-----------------------------------------------------------------------------------------------------------------------------------
    1,105,000   NYC GO                                                         5.000     08/01/2023   02/01/2008 A       1,119,398
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO                                                         5.000     08/01/2023   08/01/2015 A       1,038,360
-----------------------------------------------------------------------------------------------------------------------------------


                    9 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     250,000   NYC GO                                                         5.000%    08/01/2023   08/01/2008 A  $      253,590
-----------------------------------------------------------------------------------------------------------------------------------
      615,000   NYC GO                                                         5.000     08/01/2023   08/01/2015 A         638,591
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   NYC GO                                                         5.000     08/15/2023   08/15/2014 A      10,361,400
-----------------------------------------------------------------------------------------------------------------------------------
    6,750,000   NYC GO                                                         5.000     11/01/2023   11/01/2014 A       6,996,240
-----------------------------------------------------------------------------------------------------------------------------------
   11,340,000   NYC GO                                                         5.000     12/01/2023   12/01/2014 A      11,846,331
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   NYC GO                                                         5.000     04/15/2024   04/15/2009 A          92,469
-----------------------------------------------------------------------------------------------------------------------------------
   15,000,000   NYC GO                                                         5.000     06/01/2024   06/01/2016 A      15,571,050
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYC GO                                                         5.000     08/01/2024   08/01/2016 A       5,193,350
-----------------------------------------------------------------------------------------------------------------------------------
    1,150,000   NYC GO                                                         5.000     08/01/2024   08/01/2015 A       1,190,262
-----------------------------------------------------------------------------------------------------------------------------------
    3,040,000   NYC GO                                                         5.000     08/01/2024   08/01/2015 A       3,146,430
-----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   NYC GO                                                         5.000     08/01/2024   02/01/2016 A       8,294,880
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYC GO                                                         5.000     09/01/2024   09/01/2015 A       5,176,750
-----------------------------------------------------------------------------------------------------------------------------------
    3,650,000   NYC GO                                                         5.000     12/01/2024   12/01/2014 A       3,801,512
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   NYC GO                                                         5.000     06/01/2025   06/01/2015 A       6,194,460
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO                                                         5.000     08/01/2025   08/01/2015 A       1,033,000
-----------------------------------------------------------------------------------------------------------------------------------
    5,335,000   NYC GO                                                         5.000     09/01/2025   09/01/2015 A       5,512,762
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO                                                         5.000     12/01/2025   12/01/2014 A       1,039,630
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYC GO                                                         5.000     04/01/2026   04/01/2015 A       5,159,400
-----------------------------------------------------------------------------------------------------------------------------------
    6,920,000   NYC GO                                                         5.000     08/01/2026   08/01/2015 A       7,148,360
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYC GO                                                         5.000     08/01/2026   08/01/2015 A       5,165,000
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   NYC GO                                                         5.000     08/01/2026   08/01/2015 A       4,132,000
-----------------------------------------------------------------------------------------------------------------------------------
    1,830,000   NYC GO                                                         5.000     11/01/2027   11/01/2014 A       1,885,522
-----------------------------------------------------------------------------------------------------------------------------------
    7,125,000   NYC GO                                                         5.000     08/01/2028   08/01/2016 A       7,358,486
-----------------------------------------------------------------------------------------------------------------------------------
      135,000   NYC GO                                                         5.000     03/15/2029   03/15/2009 A         136,816
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   NYC GO                                                         5.000     03/15/2029   03/15/2009 A          91,569
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                         5.000     04/15/2029   04/15/2009 A          10,178
-----------------------------------------------------------------------------------------------------------------------------------
    6,450,000   NYC GO                                                         5.000     03/01/2030   03/01/2015 A       6,610,089
-----------------------------------------------------------------------------------------------------------------------------------
      270,000   NYC GO                                                         5.100     08/15/2027   08/15/2014 A         279,723
-----------------------------------------------------------------------------------------------------------------------------------
      195,000   NYC GO                                                         5.125     08/01/2011   02/01/2008 A         197,911
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   NYC GO                                                         5.125     08/01/2018   08/01/2008 A         117,156
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                         5.125     03/15/2019   03/15/2009 A          10,336
-----------------------------------------------------------------------------------------------------------------------------------
    8,360,000   NYC GO                                                         5.125     08/01/2022   02/01/2009 A       8,477,960
-----------------------------------------------------------------------------------------------------------------------------------
      195,000   NYC GO                                                         5.125     03/15/2025   03/15/2012 A         207,880
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                         5.125     03/15/2025   03/15/2012 A           5,238
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   NYC GO                                                         5.125     08/01/2025   02/01/2008 A         187,229
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   NYC GO                                                         5.125     08/01/2025   08/01/2008 A          45,894
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                         5.125     08/01/2025   08/01/2008 A          10,237
-----------------------------------------------------------------------------------------------------------------------------------
      525,000   NYC GO                                                         5.125     08/01/2025   08/01/2008 A         534,629
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                         5.125     03/01/2028   03/01/2008 A          10,170
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                         5.125     05/15/2029   05/15/2009 A          25,717
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                         5.125     05/15/2029   05/15/2009 A          15,541
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                         5.200     08/01/2021   08/01/2008 A          50,973
-----------------------------------------------------------------------------------------------------------------------------------


                    10 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      20,000   NYC GO                                                         5.200%    08/01/2021   08/01/2008 A  $       20,451
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                         5.250     08/01/2011   02/01/2008 A          50,563
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                         5.250     05/01/2012   11/01/2007 A          25,037
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                         5.250     08/01/2012   02/01/2008 A           5,057
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                         5.250     08/15/2013   08/15/2008 A          51,170
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                         5.250     02/01/2014   02/01/2008 A          50,768
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NYC GO                                                         5.250     08/01/2014   02/01/2008 A          35,537
-----------------------------------------------------------------------------------------------------------------------------------
      245,000   NYC GO                                                         5.250     08/01/2015   02/01/2008 A         248,717
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                         5.250     08/01/2015   02/01/2008 A          10,113
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                         5.250     08/01/2016   02/01/2008 A          20,307
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   NYC GO                                                         5.250     08/01/2017   02/01/2008 A          76,061
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   NYC GO                                                         5.250     08/01/2019   08/01/2008 A          91,818
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                         5.250     08/01/2020   02/01/2008 A          15,170
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   NYC GO                                                         5.250     08/01/2020   02/01/2008 A          70,768
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                         5.250     05/01/2021   11/01/2007 A          10,015
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   NYC GO                                                         5.250     11/15/2021 1 11/15/2007 A          40,461
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                         5.250     01/15/2023   01/15/2013 A           5,396
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                         5.250     01/15/2023   01/15/2013 A          20,934
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                         5.250     08/15/2023   08/15/2008 A          15,310
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO                                                         5.250     08/15/2024   08/15/2014 A       1,052,060
-----------------------------------------------------------------------------------------------------------------------------------
    5,110,000   NYC GO                                                         5.250     08/15/2026   08/15/2014 A       5,366,726
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                         5.250     06/01/2027   06/01/2012 A          21,477
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   NYC GO                                                         5.250     06/01/2027   06/01/2012 A         144,999
-----------------------------------------------------------------------------------------------------------------------------------
      220,000   NYC GO                                                         5.250     01/15/2028   01/15/2013 A         228,578
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                         5.250     01/15/2033   01/15/2013 A          21,583
-----------------------------------------------------------------------------------------------------------------------------------
      180,000   NYC GO                                                         5.250     01/15/2033   01/15/2013 A         187,018
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                         5.300     08/01/2024   08/01/2008 A          20,416
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   NYC GO                                                         5.300     01/15/2026   01/15/2013 A          97,337
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   NYC GO                                                         5.300     01/15/2026   01/15/2013 A          47,206
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                         5.350     08/01/2013   02/01/2008 A          20,310
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYC GO                                                         5.375     08/01/2015   08/01/2008 A       2,048,480
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                         5.375     08/01/2017   08/01/2010 A           5,297
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   NYC GO                                                         5.375     08/01/2017   08/01/2010 A          47,519
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   NYC GO                                                         5.375     11/15/2017   11/15/2007 A          65,764
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                         5.375     08/01/2019   02/01/2008 A          50,794
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                         5.375     08/01/2019   02/01/2008 A          10,352
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   NYC GO                                                         5.375     08/01/2019   02/01/2008 A          86,246
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                         5.375     08/01/2020   08/01/2009 A           5,176
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                         5.375     08/01/2022   02/01/2008 A          25,278
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   NYC GO                                                         5.375     03/01/2027   03/01/2013 A          76,090
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                         5.375     03/01/2027   03/01/2013 A          15,739
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                         5.375     08/01/2027   08/01/2008 A           5,129
-----------------------------------------------------------------------------------------------------------------------------------


                    11 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     580,000   NYC GO                                                         5.375%    08/01/2027   08/01/2008 A  $      592,899
-----------------------------------------------------------------------------------------------------------------------------------
      350,000   NYC GO                                                         5.375     11/15/2027   11/15/2007 A         354,162
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   NYC GO                                                         5.500     08/01/2010   02/01/2008 E          80,918
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NYC GO                                                         5.500     08/01/2022   02/01/2008 A         101,127
-----------------------------------------------------------------------------------------------------------------------------------
      810,000   NYC GO                                                         5.500     06/01/2023   06/01/2013 A         860,738
-----------------------------------------------------------------------------------------------------------------------------------
    6,825,000   NYC GO 2                                                       5.500     06/01/2023   06/01/2013 A       7,486,684
-----------------------------------------------------------------------------------------------------------------------------------
    1,630,000   NYC GO                                                         5.500     05/15/2024 1 05/15/2010 A       1,709,251
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO                                                         5.500     02/15/2026   02/15/2008 A          20,290
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                                         5.500     02/15/2026   02/15/2008 A          50,379
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                         5.500     11/15/2037   11/15/2007 A          10,120
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                         5.600     12/01/2009   12/01/2007 A          10,034
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                         5.600     12/01/2010   12/01/2007 A          15,050
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NYC GO                                                         5.600     12/01/2013   12/01/2007 A          30,101
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   NYC GO                                                         5.625     08/15/2008   02/15/2008 A          45,075
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   NYC GO                                                         5.625     08/15/2009   02/15/2008 A         185,305
-----------------------------------------------------------------------------------------------------------------------------------
       95,000   NYC GO                                                         5.625     10/01/2020   10/01/2007 A          95,161
-----------------------------------------------------------------------------------------------------------------------------------
      220,000   NYC GO                                                         5.700     08/15/2010   02/15/2008 A         220,376
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                         5.750     05/15/2012   11/15/2007 A          10,017
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                         5.750     05/15/2012   11/15/2007 A          10,017
-----------------------------------------------------------------------------------------------------------------------------------
    1,910,000   NYC GO                                                         5.750     08/01/2012   02/01/2008 A       1,932,309
-----------------------------------------------------------------------------------------------------------------------------------
      465,000   NYC GO                                                         5.750     03/01/2018   03/01/2013 A         513,978
-----------------------------------------------------------------------------------------------------------------------------------
      570,000   NYC GO                                                         5.750     03/01/2018   03/01/2013 A         619,351
-----------------------------------------------------------------------------------------------------------------------------------
      190,000   NYC GO                                                         5.750     08/01/2018   08/01/2012 A         208,630
-----------------------------------------------------------------------------------------------------------------------------------
      310,000   NYC GO                                                         5.750     08/01/2018   08/01/2012 A         334,636
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   NYC GO                                                         5.750     08/01/2018   08/01/2012 A         539,280
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   NYC GO                                                         5.750     03/01/2020   03/01/2013 A         552,665
-----------------------------------------------------------------------------------------------------------------------------------
    5,010,000   NYC GO                                                         5.750     03/01/2021   03/01/2013 E       5,537,703
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   NYC GO                                                         5.875     08/01/2015   02/01/2008 A          65,766
-----------------------------------------------------------------------------------------------------------------------------------
    7,155,000   NYC GO                                                         5.875     06/01/2019   06/01/2012 A       7,737,274
-----------------------------------------------------------------------------------------------------------------------------------
      505,000   NYC GO                                                         5.875     08/01/2019   08/01/2012 E         557,303
-----------------------------------------------------------------------------------------------------------------------------------
    4,770,000   NYC GO                                                         5.875     08/01/2019   08/01/2012 A       5,170,775
-----------------------------------------------------------------------------------------------------------------------------------
    5,495,000   NYC GO                                                         5.875     06/01/2020   06/01/2012 A       5,942,183
-----------------------------------------------------------------------------------------------------------------------------------
    6,645,000   NYC GO                                                         5.875     06/01/2021   06/01/2012 A       7,185,770
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   NYC GO                                                         6.000     05/15/2011   11/15/2007 A          60,115
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                         6.000     02/01/2012   02/01/2008 A           5,047
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                         6.000     04/15/2012   10/15/2007 A          25,297
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                         6.000     08/01/2017   02/01/2008 A           5,060
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC GO                                                         6.000     05/15/2018   05/15/2010 A          10,623
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                         6.000     02/01/2022   02/01/2008 A           5,046
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   NYC GO                                                         6.000     05/15/2022   05/15/2010 A         123,225
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                         6.000     05/15/2022   05/15/2010 A          15,915
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NYC GO                                                         6.000     02/15/2024   02/15/2008 A          35,279
-----------------------------------------------------------------------------------------------------------------------------------


                    12 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     255,000   NYC GO                                                         6.350%    05/15/2014   05/15/2008 A  $      261,796
-----------------------------------------------------------------------------------------------------------------------------------
    1,130,000   NYC GO                                                         6.500     05/15/2017   05/15/2010 A       1,214,976
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                         7.000     02/01/2009   02/01/2008 A           5,057
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                         7.000     12/01/2010   12/01/2007 A           5,029
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                         7.000     02/01/2011   02/01/2008 A           5,057
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NYC GO                                                         7.000     02/01/2012   02/01/2008 A          30,339
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                         7.000     02/01/2018   02/01/2008 A           5,013
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                         7.500     02/01/2009   02/01/2008 A          15,047
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   NYC GO                                                         7.750     08/15/2027   02/15/2008 A          45,649
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO RIBS                                                    6.927  7  07/29/2010   02/01/2008 A          50,164
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO RIBS                                                    7.025  7  08/27/2015   02/01/2008 A          50,168
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NYC GO RIBS                                                    7.126  7  08/22/2013   02/01/2008 A         100,335
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NYC GO RIBS                                                    7.129  7  08/13/2009   02/01/2008 A         100,327
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   NYC GO RIBS                                                    7.231  7  08/29/2008   02/01/2008 A          90,295
-----------------------------------------------------------------------------------------------------------------------------------
      450,000   NYC GO RIBS                                                    8.070  7  09/01/2011   02/01/2008 A         457,470
-----------------------------------------------------------------------------------------------------------------------------------
      565,000   NYC HDC (Multifamily Hsg.)                                     5.050     11/01/2023   11/01/2012 A         578,074
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   NYC HDC (Multifamily Hsg.)                                     5.100     11/01/2027   05/01/2017 A       2,521,600
-----------------------------------------------------------------------------------------------------------------------------------
    4,610,000   NYC HDC (Multifamily Hsg.)                                     5.250     11/01/2030   05/01/2014 A       4,771,903
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYC HDC (Multifamily Hsg.)                                     5.250     11/01/2031   11/01/2010 A          20,350
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   NYC HDC (Multifamily Hsg.)                                     5.600     11/01/2019   11/01/2009 A         412,876
-----------------------------------------------------------------------------------------------------------------------------------
      900,000   NYC HDC (Multifamily Hsg.), Series A                           5.375     11/01/2023   05/01/2012 A         916,200
-----------------------------------------------------------------------------------------------------------------------------------
      450,000   NYC HDC (Multifamily Hsg.), Series A                           5.500     11/01/2009   05/01/2008 A         454,271
-----------------------------------------------------------------------------------------------------------------------------------
      845,000   NYC HDC (Multifamily Hsg.), Series A                           5.625     05/01/2012   05/01/2008 A         859,264
-----------------------------------------------------------------------------------------------------------------------------------
    1,950,000   NYC HDC (Multifamily Hsg.), Series E                           6.250     05/01/2036   11/01/2009 A       2,040,441
-----------------------------------------------------------------------------------------------------------------------------------
   17,510,000   NYC HDC, Series A 6                                            5.000     07/01/2025   07/01/2015 A      18,245,683
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   NYC HDC, Series A                                              5.000     07/01/2010   07/01/2010           192,202
-----------------------------------------------------------------------------------------------------------------------------------
   10,340,000   NYC HDC, Series A                                              5.000     07/01/2025   07/01/2015 A      10,774,383
-----------------------------------------------------------------------------------------------------------------------------------
    2,215,000   NYC HDC, Series C                                              5.000     11/01/2026   07/16/2022 A       2,218,544
-----------------------------------------------------------------------------------------------------------------------------------
   27,750,000   NYC Health & Hospital Corp. 2                                  5.250     02/15/2017 1 02/15/2010 A      28,315,823
-----------------------------------------------------------------------------------------------------------------------------------
    1,010,000   NYC Health & Hospital Corp.                                    5.450     02/15/2026   02/15/2012 A       1,036,927
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   NYC Health & Hospital Corp.                                    5.250     02/15/2022   02/15/2013 A       3,175,320
                (Health System)
-----------------------------------------------------------------------------------------------------------------------------------
      705,000   NYC IDA (Acme Architectural                                    5.875     11/01/2009   10/14/2008 B         703,731
                Products)
-----------------------------------------------------------------------------------------------------------------------------------
    9,400,000   NYC IDA (AIRIS JFK I/JFK                                       5.500     07/01/2028   07/01/2011 A       9,313,050
                International Airport)
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   NYC IDA (AIRIS JFK I/JFK                                       6.000     07/01/2015   07/01/2011 A      10,243,300
                International Airport)
-----------------------------------------------------------------------------------------------------------------------------------
      195,000   NYC IDA (Atlantic Veal & Lamb)                                 7.250     12/01/2008   04/07/2008 B         197,088
-----------------------------------------------------------------------------------------------------------------------------------
    3,370,000   NYC IDA (Beth Abraham Health                                   6.000     02/15/2013   10/10/2010 B       3,473,324
                Services)
-----------------------------------------------------------------------------------------------------------------------------------


                    13 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     830,000   NYC IDA (Beth Abraham Health                                   6.000%    11/15/2013   04/28/2010 B  $      858,461
                Services)
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   NYC IDA (Beth Abraham Health                                   6.000     11/15/2013   08/04/2010 B         413,716
                Services)
-----------------------------------------------------------------------------------------------------------------------------------
      855,000   NYC IDA (Calhoun School)                                       6.250     12/01/2016   12/01/2016           889,328
-----------------------------------------------------------------------------------------------------------------------------------
    5,620,000   NYC IDA (Calhoun School)                                       6.250     12/01/2017   07/17/2013 B       5,628,655
-----------------------------------------------------------------------------------------------------------------------------------
      655,000   NYC IDA (Center for Elimination of                             6.250     11/01/2016   10/21/2012 B         677,578
                Family Violence)
-----------------------------------------------------------------------------------------------------------------------------------
    7,625,000   NYC IDA (Chapin School)                                        4.800     11/01/2018   11/01/2018         7,464,341
-----------------------------------------------------------------------------------------------------------------------------------
      220,000   NYC IDA (Chardan Corp.)                                        6.250     11/01/2008   04/30/2008 B         223,122
-----------------------------------------------------------------------------------------------------------------------------------
      235,000   NYC IDA (College of New Rochelle)                              6.200     09/01/2010 1 03/01/2008 A         235,444
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   NYC IDA (College of New Rochelle)                              6.300     09/01/2015 1 03/01/2008 A         500,880
-----------------------------------------------------------------------------------------------------------------------------------
      855,000   NYC IDA (Comprehensive Care                                    5.625     11/01/2015   11/01/2015           851,948
                Management)
-----------------------------------------------------------------------------------------------------------------------------------
      650,000   NYC IDA (Comprehensive Care                                    5.625     11/01/2015   11/01/2015           647,680
                Management)
-----------------------------------------------------------------------------------------------------------------------------------
      195,000   NYC IDA (Comprehensive Care                                    5.750     11/01/2008   04/30/2008 B         195,396
                Management)
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   NYC IDA (Comprehensive Care                                    5.750     11/01/2008   04/30/2008 B          75,021
                Management)
-----------------------------------------------------------------------------------------------------------------------------------
    2,900,000   NYC IDA (Comprehensive Care                                    5.750     08/01/2018   12/04/2014 B       2,899,942
                Management)
-----------------------------------------------------------------------------------------------------------------------------------
    2,945,000   NYC IDA (Comprehensive Care                                    5.750     11/01/2018   12/04/2014 B       2,944,941
                Management)
-----------------------------------------------------------------------------------------------------------------------------------
    3,070,000   NYC IDA (Comprehensive Care                                    5.750     05/01/2019   12/03/2015 D       3,080,622
                Management)
-----------------------------------------------------------------------------------------------------------------------------------
      245,000   NYC IDA (Essie Cosmetics)                                      5.500     11/01/2008   04/22/2008 B         245,096
-----------------------------------------------------------------------------------------------------------------------------------
      870,000   NYC IDA (Family Support Systems)                               6.500     11/01/2014   11/01/2007 A         870,418
-----------------------------------------------------------------------------------------------------------------------------------
      210,000   NYC IDA (Gabrielli Truck Sales)                                7.250     12/01/2007   12/01/2007           210,452
-----------------------------------------------------------------------------------------------------------------------------------
    3,340,000   NYC IDA (Gateway School of New                                 5.300     06/01/2019   06/01/2012 B       3,306,867
                York)
-----------------------------------------------------------------------------------------------------------------------------------
    1,025,000   NYC IDA (Global Country World                                  6.250     11/01/2015   12/19/2012 B       1,015,960
                Peace)
-----------------------------------------------------------------------------------------------------------------------------------
      955,000   NYC IDA (Global Country World                                  6.250     11/01/2025   10/20/2012 B         946,577
                Peace)
-----------------------------------------------------------------------------------------------------------------------------------
    1,530,000   NYC IDA (Gourmet Boutique)                                     5.250     05/01/2013   08/21/2010 B       1,505,673
-----------------------------------------------------------------------------------------------------------------------------------
    1,885,000   NYC IDA (Guttmacher Institute)                                 5.250     12/01/2016   12/01/2016         1,838,535
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   NYC IDA (Independent Living                                    6.200     07/01/2020   12/19/2014 D         497,330
                Assoc.)
-----------------------------------------------------------------------------------------------------------------------------------
   35,625,000   NYC IDA (Japan Airlines)                                       6.000     11/01/2015   11/01/2007 A      35,740,069
-----------------------------------------------------------------------------------------------------------------------------------
   16,350,000   NYC IDA (JFK International Airport)                            8.000     08/01/2012   08/01/2012        18,028,491
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   NYC IDA (Julia Gray)                                           6.500     11/01/2007   11/01/2007            75,014
-----------------------------------------------------------------------------------------------------------------------------------
    2,355,000   NYC IDA (Lycee Francais De New                                 5.500     06/01/2013   12/01/2012 A       2,465,591
                York)
-----------------------------------------------------------------------------------------------------------------------------------
      730,000   NYC IDA (Lycee Francais De New                                 5.500     06/01/2015   12/01/2012 A         760,412
                York)
-----------------------------------------------------------------------------------------------------------------------------------
    2,880,000   NYC IDA (Lycee Francais De New                                 5.500     06/01/2016   12/01/2012 A       2,991,917
                York)
-----------------------------------------------------------------------------------------------------------------------------------


                    14 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   2,000,000   NYC IDA (Lycee Francais De New                                 5.500%    06/01/2017   12/01/2012 A  $    2,073,060
                York)
-----------------------------------------------------------------------------------------------------------------------------------
    3,210,000   NYC IDA (Lycee Francais De New                                 5.500     06/01/2018   12/01/2012 A       3,316,861
                York)
-----------------------------------------------------------------------------------------------------------------------------------
      835,000   NYC IDA (Manhattan Community                                   5.250     12/01/2016   12/01/2016           818,250
                Access Corp.)
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   NYC IDA (Marymount School of                                   5.125     09/01/2021   09/01/2013 A         252,828
                New York)
-----------------------------------------------------------------------------------------------------------------------------------
    1,800,000   NYC IDA (Metropolitan College of                               5.750     03/01/2020   12/14/2017 B       1,750,914
                New York)
-----------------------------------------------------------------------------------------------------------------------------------
    4,585,000   NYC IDA (MMC Corp.)                                            5.125     11/01/2025   11/01/2010 A       4,673,949
-----------------------------------------------------------------------------------------------------------------------------------
    5,865,000   NYC IDA (MMC Corp.)                                            5.125     11/01/2035   11/01/2010 A       5,946,641
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   NYC IDA (Morrisons Pastry)                                     5.750     11/01/2007   11/01/2007           125,038
-----------------------------------------------------------------------------------------------------------------------------------
    1,810,000   NYC IDA (Polytechnic University)                               5.250     11/01/2008   11/01/2008         1,844,462
-----------------------------------------------------------------------------------------------------------------------------------
    2,005,000   NYC IDA (Polytechnic University)                               5.750     11/01/2010   11/01/2010         2,135,125
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   NYC IDA (Polytechnic University)                               5.750     11/01/2012   11/01/2010 A         536,940
-----------------------------------------------------------------------------------------------------------------------------------
      255,000   NYC IDA (Precision Gear)                                       5.875     11/01/2009   11/07/2008 B         256,594
-----------------------------------------------------------------------------------------------------------------------------------
      210,000   NYC IDA (Precision Gear)                                       5.875     11/01/2009   09/09/2008 B         210,714
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   NYC IDA (Precision Gear)                                       6.500     11/01/2008   11/01/2008            60,535
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000   NYC IDA (Reece School)                                         6.500     12/01/2017   12/14/2013 B       1,205,760
-----------------------------------------------------------------------------------------------------------------------------------
      405,000   NYC IDA (Reece School)                                         6.500     12/01/2017   12/18/2013 B         405,000
-----------------------------------------------------------------------------------------------------------------------------------
      225,000   NYC IDA (Rockefeller Foundation)                               5.375     07/01/2023   01/01/2008 A         226,109
-----------------------------------------------------------------------------------------------------------------------------------
    3,560,000   NYC IDA (Rosco, Inc.)                                          6.125     06/01/2022   12/01/2007 C       3,600,157
-----------------------------------------------------------------------------------------------------------------------------------
    4,100,000   NYC IDA (Samaritan Aids Services)                              5.000     11/01/2024   11/01/2011 A       4,196,432
-----------------------------------------------------------------------------------------------------------------------------------
      840,000   NYC IDA (Showman Fabricators)                                  7.125     11/01/2013   11/24/2010 B         839,597
-----------------------------------------------------------------------------------------------------------------------------------
      255,000   NYC IDA (Special Needs Facilities                              5.950     07/01/2008   01/05/2008 B         258,937
                Pooled Program)
-----------------------------------------------------------------------------------------------------------------------------------
    1,240,000   NYC IDA (Stallion)                                             5.000     11/01/2016   11/01/2016         1,205,838
-----------------------------------------------------------------------------------------------------------------------------------
    1,265,000   NYC IDA (Studio School)                                        6.250     11/01/2018   11/12/2016 B       1,236,778
-----------------------------------------------------------------------------------------------------------------------------------
    5,855,000   NYC IDA (Terminal One Group                                    5.500     01/01/2017   01/01/2016 A       6,347,113
                Assoc.)
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYC IDA (Terminal One Group                                    5.500     01/01/2018   01/01/2016 A       5,387,800
                Assoc.)
-----------------------------------------------------------------------------------------------------------------------------------
   11,670,000   NYC IDA (Terminal One Group                                    5.500     01/01/2019   01/01/2016 A      12,524,944
                Assoc.)
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   NYC IDA (Terminal One Group                                    5.500     01/01/2020   01/01/2016 A       2,672,450
                Assoc.)
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYC IDA (Terminal One Group                                    5.500     01/01/2021   01/01/2016 A       2,130,860
                Assoc.)
-----------------------------------------------------------------------------------------------------------------------------------
   22,500,000   NYC IDA (Terminal One Group                                    5.500     01/01/2024   01/01/2016 A      23,734,350
                Assoc.)
-----------------------------------------------------------------------------------------------------------------------------------
    1,715,000   NYC IDA (The Child School)                                     7.000     06/01/2013   12/06/2010 B       1,812,086
-----------------------------------------------------------------------------------------------------------------------------------
    7,910,000   NYC IDA (Unicef)                                               5.050     11/01/2018   09/30/2014 D       7,805,034
-----------------------------------------------------------------------------------------------------------------------------------
      180,000   NYC IDA (United Nations School)                                6.150     12/01/2007   12/01/2007           180,671
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC IDA (Urban Resource Institute)                             5.250     03/01/2023   03/01/2013 A       1,060,890
-----------------------------------------------------------------------------------------------------------------------------------
    1,095,000   NYC IDA (Urban Resource Institute)                             6.500     11/01/2013   11/04/2010 B       1,118,827
-----------------------------------------------------------------------------------------------------------------------------------
      925,000   NYC IDA (Vaughn College                                        5.000     12/01/2016   09/15/2013 B         913,225
                Aeronautics)
-----------------------------------------------------------------------------------------------------------------------------------


                    15 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   3,225,000   NYC IDA (Vaughn College
                Aeronautics)                                                   5.000%    12/01/2016   12/01/2016    $    3,183,946
-----------------------------------------------------------------------------------------------------------------------------------
    4,400,000   NYC IDA (Visy Paper)                                           7.800     01/01/2016   01/01/2008 A       4,435,772
-----------------------------------------------------------------------------------------------------------------------------------
      765,000   NYC IDA (Vocational Instruction)                               7.250     02/01/2013   04/21/2010 B         649,263
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   NYC IDA (World Casing Corp.)                                   5.950     11/01/2007   11/01/2007            90,029
-----------------------------------------------------------------------------------------------------------------------------------
    5,820,000   NYC IDA (Yeled Yalda Early
                Childhood)                                                     5.350     11/01/2017   11/01/2017         5,734,621
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   NYC IDA (YMCA of Greater New York)                             5.250     08/01/2021   02/01/2011 A         512,655
 -----------------------------------------------------------------------------------------------------------------------------------
    6,490,000   NYC IDA (YMCA of Greater New York)                             5.800     08/01/2016 1 01/01/2009 A       6,673,732
 -----------------------------------------------------------------------------------------------------------------------------------
      500,000   NYC IDA (Zeluck, Inc.)                                         6.250     11/01/2011   11/01/2007 A         500,240
-----------------------------------------------------------------------------------------------------------------------------------
      20,000    NYC Municipal Water Finance
                Authority                                                      4.875     06/15/2021   06/15/2008 A          20,332
-----------------------------------------------------------------------------------------------------------------------------------
      815,000   NYC Municipal Water Finance
                Authority                                                      5.000     06/15/2021   12/15/2007 A         822,408
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYC Municipal Water Finance
                Authority                                                      5.000     06/15/2027   06/15/2008 A          50,876
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYC Municipal Water Finance
                Authority                                                      5.000     06/15/2027   06/15/2008 A          15,263
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   NYC Municipal Water Finance
                Authority                                                      5.000     06/15/2027   06/15/2008 A          66,139
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   NYC Municipal Water Finance
                Authority                                                      5.000     06/15/2027   06/15/2008 A          66,139
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   NYC Municipal Water Finance
                Authority                                                      5.000     06/15/2029   06/15/2009 A         143,667
-----------------------------------------------------------------------------------------------------------------------------------
   15,010,000   NYC Municipal Water Finance
                Authority                                                      5.000     06/15/2034   06/15/2013 A      15,341,721
-----------------------------------------------------------------------------------------------------------------------------------
   20,000,000   NYC Municipal Water Finance
                Authority                                                      5.000     06/15/2039   06/15/2012 A      20,400,400
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   NYC Municipal Water Finance
                Authority                                                      5.125     06/15/2017 1 12/15/2007 A          85,931
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   NYC Municipal Water Finance
                Authority                                                      5.125     06/15/2021   12/15/2007 A         176,701
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   NYC Municipal Water Finance
                Authority                                                      5.125     06/15/2021   12/15/2007 A         201,992
-----------------------------------------------------------------------------------------------------------------------------------
      225,000   NYC Municipal Water Finance
                Authority                                                      5.125     06/15/2021   12/15/2007 A         227,241
-----------------------------------------------------------------------------------------------------------------------------------
    3,110,000   NYC Municipal Water Finance
                Authority                                                      5.125     06/15/2021   12/15/2007 A       3,140,976
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   NYC Municipal Water Finance
                Authority                                                      5.125     06/15/2021   12/15/2007 A          55,548
-----------------------------------------------------------------------------------------------------------------------------------
      165,000   NYC Municipal Water Finance
                Authority                                                      5.125     06/15/2022   06/15/2008 A         166,673
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYC Municipal Water Finance
                Authority                                                      5.125     06/15/2031   06/15/2011 A       2,074,380
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC Municipal Water Finance
                Authority                                                      5.200     06/15/2013   12/15/2007 A          10,113
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NYC Municipal Water Finance
                Authority                                                      5.250     06/15/2018   12/15/2007 A          35,394
-----------------------------------------------------------------------------------------------------------------------------------


                    16 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     855,000   NYC Municipal Water Finance
                Authority                                                      5.750%    06/15/2013 1 12/15/2007 A  $      888,901
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYC Municipal Water Finance
                Authority                                                      5.750     06/15/2013 1 12/15/2007 E          51,983
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NYC Transitional Finance Authority                             5.000     05/01/2026 1 05/01/2008 A          30,568
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NYC Transitional Finance Authority                             5.000     05/01/2026 1 05/01/2008 A          35,570
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYC Transitional Finance Authority,
                Series E                                                       5.000     02/01/2026   02/01/2013 A       2,060,780
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYC Trust for Cultural Resources
                (American Museum of Natural
                History)                                                       5.250     07/01/2019   07/01/2009 A          10,394
-----------------------------------------------------------------------------------------------------------------------------------
   31,000,000   NYC Trust for Cultural Resources
                (Manhattan School of Music) 3                                  6.000 4   10/01/2029 1 10/04/2007 C      31,000,000
-----------------------------------------------------------------------------------------------------------------------------------
      855,000   NYC Trust for Cultural Resources
                (Museum  of American Folk Art)                                 6.000     07/01/2022 1 07/01/2010 A         904,658
-----------------------------------------------------------------------------------------------------------------------------------
    2,720,000   NYC Trust for Cultural Resources
                (Museum of American Folk Art)                                  6.125     07/01/2030 1 07/01/2010 A       2,879,800
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   NYC Trust for Cultural Resources
                (Museum of Modern Art)                                         5.125     07/01/2031   07/01/2012 A         260,915
-----------------------------------------------------------------------------------------------------------------------------------
      595,000   NYC Trust for Cultural Resources
                (Museum  of Modern Art)                                        5.500     01/01/2016   01/01/2008 A         607,798
-----------------------------------------------------------------------------------------------------------------------------------
    1,035,000   NYC Trust for Cultural Resources
                (Museum of Modern Art)                                         5.500     01/01/2021   01/01/2008 A       1,057,366
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYS DA (Amsterdam Memorial Hospital)                           6.000     08/01/2025   02/01/2008 A          25,290
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYS DA (Audit & Control)                                       5.500     04/01/2023   04/01/2009 A          25,921
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   NYS DA (Augustana Lutheran
                Home)                                                          5.500     02/01/2041 1 02/01/2012 A         260,833
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS DA (Brookdale Hospital
                Medical Center)                                                5.200     02/15/2016   02/15/2010 A          15,293
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   NYS DA (Brookdale Hospital
                Medical Center)                                                5.300     02/15/2017   02/15/2008 A          66,283
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   NYS DA (Brooklyn Hospital Center)                              5.100     02/01/2019   02/01/2009 A          61,587
-----------------------------------------------------------------------------------------------------------------------------------
    1,300,000   NYS DA (Canisius College)                                      5.000     07/01/2022   07/01/2015 A       1,360,723
-----------------------------------------------------------------------------------------------------------------------------------
    1,120,000   NYS DA (Catskill Regional Medical
                Center)                                                        5.250     02/15/2023   02/15/2015 A       1,189,171
-----------------------------------------------------------------------------------------------------------------------------------
    1,350,000   NYS DA (Chapel Oaks)                                           5.375     07/01/2017 1 07/01/2008 A       1,392,107
-----------------------------------------------------------------------------------------------------------------------------------
      960,000   NYS DA (City University)                                       5.000     07/01/2017   07/01/2008 A         976,502
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   NYS DA (City University)                                       5.000     07/01/2026   07/01/2008 A          66,768
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   NYS DA (City University)                                       5.250     07/01/2012   07/01/2008 A          61,289
-----------------------------------------------------------------------------------------------------------------------------------
      145,000   NYS DA (City University)                                       5.250     07/01/2025   07/01/2008 A         149,527
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (Culinary Institute of
                America)                                                       5.000     07/01/2022   07/01/2009 A          20,608
-----------------------------------------------------------------------------------------------------------------------------------
      350,000   NYS DA (Dept. of Health)                                       5.000     07/01/2021   07/01/2014 A         364,735
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYS DA (Dept. of Health)                                       5.000     07/01/2024   07/01/2008 A          10,143
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (Dept. of Health)                                       5.000     07/01/2028   07/01/2009 A          35,952
-----------------------------------------------------------------------------------------------------------------------------------
      880,000   NYS DA (Dept. of Health)                                       5.250     07/01/2023   07/01/2014 A         928,259
-----------------------------------------------------------------------------------------------------------------------------------
    4,620,000   NYS DA (Dept. of Health)                                       5.250     07/01/2024   07/01/2015 A       4,901,912
-----------------------------------------------------------------------------------------------------------------------------------


                    17 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     820,000   NYS DA (Dept. of Health)                                       5.500%    07/01/2021   01/01/2008 A  $      837,212
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYS DA (Eger Health Care Center &
                Rehabilitation Center)                                         5.100     02/01/2028   02/01/2010 A          51,165
-----------------------------------------------------------------------------------------------------------------------------------
    2,525,000   NYS DA (Ellis Hospital)                                        5.050     08/15/2024   08/15/2014 A       2,611,557
-----------------------------------------------------------------------------------------------------------------------------------
      170,000   NYS DA (Ellis Hospital)                                        5.500     08/01/2015   02/01/2008 A         170,233
-----------------------------------------------------------------------------------------------------------------------------------
      135,000   NYS DA (Ellis Hospital)                                        5.600     08/01/2025   02/01/2008 A         135,197
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   NYS DA (Ellis Hospital)                                        5.625     08/01/2035 1 02/01/2008 A         175,259
-----------------------------------------------------------------------------------------------------------------------------------
      160,000   NYS DA (Episcopal Health)                                      5.900     08/01/2020 1 02/01/2008 A         160,219
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   NYS DA (FNHC/KR/MMWNHC
                Obligated Group)                                               5.500     07/01/2010 1 01/01/2008 A         150,179
-----------------------------------------------------------------------------------------------------------------------------------
      600,000   NYS DA (FNHC/KR/MMWNHC
                Obligated Group)                                               5.750     07/01/2017   01/01/2008 A         610,740
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NYS DA (Fordham University)                                    5.000     07/01/2028   07/01/2008 A          30,546
-----------------------------------------------------------------------------------------------------------------------------------
    3,835,000   NYS DA (Frances Schervier Home &
                Hospital Obligated Group)                                      5.500     07/01/2017 1 01/01/2008 A       3,916,340
-----------------------------------------------------------------------------------------------------------------------------------
      240,000   NYS DA (Frances Schervier Home &
                Hospital Obligated Group)                                      5.500     07/01/2027 1 01/01/2008 A         242,659
-----------------------------------------------------------------------------------------------------------------------------------
   10,055,000   NYS DA (Frances Schervier Home &
                Hospital Obligated Group)                                      5.500     07/01/2027 1 01/01/2008 A      10,154,645
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYS DA (German Masonic Home)                                   5.950     08/01/2026 1 08/01/2008 A          50,569
----------------------------------------------------------------------------------------------------------------------------------
      145,000   NYS DA (German Masonic Home)                                   6.000     08/01/2036   02/01/2008 A         149,634
-----------------------------------------------------------------------------------------------------------------------------------
      445,000   NYS DA (Grace Manor Health Care
                Facility)                                                      6.150     07/01/2018   01/01/2008 A         450,251
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYS DA (Hamilton College)                                      5.125     07/01/2016   07/01/2009 A          10,383
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYS DA (Hamilton College)                                      5.125     07/01/2016   07/01/2009 A           5,179
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYS DA (Health
                Center/BFCC/USBFCC Obligated
                Group)                                                         5.000     11/15/2019   11/15/2011 A       1,041,740
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (Health)                                                5.750     02/15/2012   02/15/2008 A          20,431
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (Hebrew Hospital Home of                                5.625     08/01/2016   02/01/2008 A          35,473
                Westchester)
-----------------------------------------------------------------------------------------------------------------------------------
    1,960,000   NYS DA (Highland Community                                     5.500     07/01/2023   07/16/2008 C       1,972,956
                Devel. Corp.)
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   NYS DA (Hospital for Special                                   5.000     02/01/2018   02/01/2008 A          76,035
                Surgery)
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   NYS DA (Hospital for Special                                   5.000     02/01/2028   02/01/2008 A         141,918
                Surgery)
-----------------------------------------------------------------------------------------------------------------------------------
   17,315,000   NYS DA (Hospital)                                              6.450     08/15/2024   08/15/2012 A      19,105,371
-----------------------------------------------------------------------------------------------------------------------------------
    2,255,000   NYS DA (Hunts Point Multi-Service
                Center)                                                        5.625     07/01/2022   01/01/2008 A       2,310,676
-----------------------------------------------------------------------------------------------------------------------------------
    1,240,000   NYS DA (Ideal Senior Living Center
                Hsg.)                                                          5.900     08/01/2026   02/01/2008 A       1,248,333
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (Ideal Senior Living Center
                Hsg.)                                                          5.900     08/01/2026   02/01/2008 A         100,655
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (John T. Mather Memorial
                Hospital)                                                      5.250     07/01/2015   01/01/2008 A          35,333
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   NYS DA (John T. Mather Memorial
                Hospital)                                                      5.375     07/01/2019   07/01/2008 A         131,299
-----------------------------------------------------------------------------------------------------------------------------------


                    18 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,585,000   NYS DA (John T. Mather Memorial
                Hospital)                                                      5.750%    07/01/2025   01/01/2008 A  $    1,603,117
-----------------------------------------------------------------------------------------------------------------------------------
    4,910,000   NYS DA (Kaleida Health)                                        5.050     02/15/2025   02/15/2014 A       5,074,338
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYS DA ( L.I. Jewish Medical Center)                           5.000     07/01/2018   07/01/2008 A          51,062
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   NYS DA ( L.I. Jewish Medical Center)                           5.000     07/01/2025   07/01/2008 A         178,715
-----------------------------------------------------------------------------------------------------------------------------------
      965,000   NYS DA ( L.I. University)                                      5.125     09/01/2010   09/01/2009 E         994,201
-----------------------------------------------------------------------------------------------------------------------------------
      325,000   NYS DA (Lakeside Home)                                         6.000     02/01/2037   02/01/2008 A         331,978
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYS DA (Le Moyne College)                                      5.000     07/01/2009   01/01/2008 A          10,011
-----------------------------------------------------------------------------------------------------------------------------------
      725,000   NYS DA (Le Moyne College)                                      5.000     07/01/2018   01/01/2008 A         725,740
-----------------------------------------------------------------------------------------------------------------------------------
    1,100,000   NYS DA (Leake & Watts Services)                                5.000     07/01/2023   07/01/2014 A       1,143,692
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYS DA (Lenox Hill Hospital
                Obligated Group)                                               5.750     07/01/2016   07/01/2012 A          10,414
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYS DA (Lenox Hill Hospital
                Obligated Group)                                               5.750     07/01/2017   07/01/2012 A       2,076,800
-----------------------------------------------------------------------------------------------------------------------------------
      465,000   NYS DA (Long Beach Medical
                Center)                                                        5.550     08/01/2015   02/01/2008 A         474,216
-----------------------------------------------------------------------------------------------------------------------------------
      600,000   NYS DA (Long Beach Medical
                Center)                                                        5.625     08/01/2022   02/01/2008 A         609,264
-----------------------------------------------------------------------------------------------------------------------------------
    2,200,000   NYS DA (Maimonides Medical
                Center)                                                        5.750     08/01/2024   02/01/2008 A       2,214,718
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS DA (March of Dimes)                                        5.600     07/01/2012   01/01/2008 A          15,024
-----------------------------------------------------------------------------------------------------------------------------------
      615,000   NYS DA (Master BOCES Program)                                  5.250     08/15/2023   08/15/2013 A         655,233
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   NYS DA (Menorah Campus)                                        6.100     02/01/2037   02/01/2008 A         178,791
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYS DA (Mental Health Services
                Facilities)                                                    5.000     02/15/2025   02/15/2015 A       2,074,200
-----------------------------------------------------------------------------------------------------------------------------------
      225,000   NYS DA (Mental Health Services
                Facilities)                                                    5.250     02/15/2023   02/15/2014 A         236,743
-----------------------------------------------------------------------------------------------------------------------------------
      245,000   NYS DA (Mental Health Services
                Facilities)                                                    5.250     08/15/2024   08/15/2009 A         255,410
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   NYS DA (Mental Health Services
                Facilities)                                                    5.250     08/15/2024   08/15/2009 A          41,473
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS DA (Mental Health Services
                Facilities)                                                    5.750     08/15/2012   02/15/2008 A          15,323
-----------------------------------------------------------------------------------------------------------------------------------
      445,000   NYS DA (Mental Health)                                         5.000     02/15/2023   08/15/2008 A         454,234
-----------------------------------------------------------------------------------------------------------------------------------
      220,000   NYS DA (Mental Health)                                         5.000     02/15/2029   02/15/2009 A         223,439
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYS DA (Mental Health)                                         5.375     02/15/2026   02/15/2008 A           5,026
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYS DA (Mental Health)                                         5.500     08/15/2017   02/15/2008 A           5,106
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYS DA (Mental Health)                                         5.625     02/15/2021   02/15/2008 A          10,213
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   NYS DA (Mental Health)                                         5.750     08/15/2011   02/15/2008 E          56,186
-----------------------------------------------------------------------------------------------------------------------------------
      800,000   NYS DA (Millard Fillmore Hospital)                             5.375     02/01/2017   02/01/2008 A         816,952
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   NYS DA (Millard Fillmore Hospital)                             5.375     02/01/2032   02/01/2008 A          71,483
-----------------------------------------------------------------------------------------------------------------------------------
    5,360,000   NYS DA (Miriam Osborn Memorial
                Home Assoc.)                                                   6.875      7/01/2019 1 07/01/2010 A       5,747,046
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYS DA (Montefiore Medical
                Center)                                                        5.000     02/01/2022   02/01/2015 A       1,044,580
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYS DA (Montefiore Medical
                Center)                                                        5.000     08/01/2023   02/01/2015 A       5,213,300
-----------------------------------------------------------------------------------------------------------------------------------


                    19 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   4,500,000   NYS DA (Montefiore Medical
                Center)                                                        5.000%    02/01/2028   02/01/2015 A  $    4,649,040
-----------------------------------------------------------------------------------------------------------------------------------
      790,000   NYS DA (Montefiore Medical
                Center)                                                        5.250     08/01/2019   08/01/2010 A         817,879
-----------------------------------------------------------------------------------------------------------------------------------
      430,000   NYS DA (Montefiore Medical
                Center)                                                        5.500     08/01/2038   08/01/2009 A         446,013
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   NYS DA (Mount Sinai School of
                Medicine)                                                      5.000     07/01/2015   01/01/2008 A          75,067
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   NYS DA (Mount Sinai School of
                Medicine)                                                      5.000     07/01/2016   01/01/2008 A          70,191
-----------------------------------------------------------------------------------------------------------------------------------
    1,025,000   NYS DA (Mount Sinai School of
                Medicine)                                                      5.000     07/01/2021   01/01/2008 A       1,026,066
-----------------------------------------------------------------------------------------------------------------------------------
   21,540,000   NYS DA (Mount St. Mary College) 3                              6.000 4   07/01/2035   10/04/2007 C      21,540,000
-----------------------------------------------------------------------------------------------------------------------------------
   11,540,000   NYS DA (MSH/NYU Hospital
                Center/HJDOI Obligated Group) 6                                6.500     07/01/2015   07/01/2010 A      12,231,938
-----------------------------------------------------------------------------------------------------------------------------------
   11,330,000   NYS DA (MSH/NYU Hospital
                Center/HJDOI Obligated Group) 6                                6.500     07/01/2016   07/01/2010 A      11,988,216
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   NYS DA MSH/NYU Hospital
                Center/HJDOI Obligated Group)                                  5.000     07/01/2013   07/01/2008 A       4,016,400
-----------------------------------------------------------------------------------------------------------------------------------
    7,280,000   NYS DA (MSH/NYU Hospital
                Center/HJDOI Obligated Group)                                  5.500     07/01/2026   07/01/2008 A       7,342,098
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   NYS DA (MSH/NYU Hospital
                Center/HJDOI Obligated Group)                                  6.000     07/01/2013   07/01/2010 A          42,056
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (MSH/NYU Hospital
                Center/HJDOI Obligated Group)                                  6.500     07/01/2025   07/01/2011 A         104,934
-----------------------------------------------------------------------------------------------------------------------------------
    1,330,000   NYS DA (Mt. Sinai Hospital)                                    6.625     07/01/2019   07/01/2010 A       1,405,491
-----------------------------------------------------------------------------------------------------------------------------------
    3,250,000   NYS DA (Mt. Sinai/NYU Health)                                  5.500     07/01/2026   07/01/2008 A       3,260,108
-----------------------------------------------------------------------------------------------------------------------------------
      295,000   NYS DA (Mt. Sinai/NYU Health)                                  6.000     07/01/2010   07/01/2010           308,712
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   NYS DA (Mt. Sinai/NYU Health)                                  6.100     07/01/2012   07/01/2010 A         211,060
-----------------------------------------------------------------------------------------------------------------------------------
    1,575,000   NYS DA (Mt. Sinai/NYU Health)                                  6.500     07/01/2017   07/01/2010 A       1,712,639
-----------------------------------------------------------------------------------------------------------------------------------
    4,925,000   NYS DA (Mt. Sinai/NYU Health)                                  6.500     07/01/2017   07/01/2010 A       5,203,213
-----------------------------------------------------------------------------------------------------------------------------------
      645,000   NYS DA (Mt. Sinai/NYU Health)                                  6.750     07/01/2020   07/01/2010 A         682,816
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYS DA (Municipal Health Facilities)                           5.000     01/15/2023   01/15/2009 A          25,629
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (Municipal Health Facilities)                           5.500     05/15/2016   11/15/2007 A          20,229
-----------------------------------------------------------------------------------------------------------------------------------
      320,000   NYS DA (Municipal Health Facilities)                           5.500     05/15/2024   11/15/2007 A         323,664
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS DA (New York & Presbyterian
                Hospital)                                                      5.000     02/01/2019   02/01/2008 A          15,207
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NYS DA (New York Downtown
                Hospital)                                                      5.300     02/15/2020   02/15/2008 A          30,572
-----------------------------------------------------------------------------------------------------------------------------------
    1,415,000   NYS DA (New York Hospital Medical
                Center)                                                        5.550     08/15/2029 1  08/15/2009 A       1,473,411
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (New York Medical College)                              5.000     07/01/2021   07/01/2008 A         101,923
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYS DA (New York Methodist
                Hospital)                                                      5.250     07/01/2024   07/01/2014 A       1,037,610
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYS DA (Niagara Lutheran Devel.)                               5.450     08/01/2017   02/01/2008 A           5,107
-----------------------------------------------------------------------------------------------------------------------------------
    4,200,000   NYS DA (North General Hospital)                                5.750     02/15/2019   02/15/2013 A       4,564,098
-----------------------------------------------------------------------------------------------------------------------------------
    3,750,000   NYS DA (North General Hospital)                                5.750     02/15/2020   02/15/2013 A       4,063,725
-----------------------------------------------------------------------------------------------------------------------------------


                    20 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      25,000   NYS DA (North Shore University
                Hospital)                                                      5.000%    11/01/2023   11/01/2008 A  $       25,661
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (North Shore University
                Hospital)                                                      5.000     11/01/2023   11/01/2008 A          35,586
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   NYS DA (Northeast Parent & Child)                              5.500     07/01/2018   07/01/2009 A          41,674
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYS DA (NSUH/NSUH-Glen
                Cove/NSUH-Plainview Obligated Group)                           5.000     11/01/2023   11/01/2008 A           5,132
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYS DA (NSUH/NSUH-Glen
                Cove/NSUH-Plainview Obligated Group)                           5.000     11/01/2023   11/01/2008 A           5,116
-----------------------------------------------------------------------------------------------------------------------------------
   10,455,000   NYS DA (NSUH/NSUH-Glen
                Cove/NSUH-Plainview Obligated Group)                           5.200     11/01/2017   11/01/2008 A      10,716,480
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   NYS DA (Ozanam Hall of Queens
                Nursing Home)                                                  5.000     11/01/2021   11/01/2016 A       2,604,650
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYS DA (Park Ridge Hsg.)                                       6.375     08/01/2020 1 08/01/2010 A       2,111,200
-----------------------------------------------------------------------------------------------------------------------------------
    1,595,000   NYS DA (Park Ridge Hsg.)                                       6.500     08/01/2025 1 08/01/2010 A       1,679,822
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (Pratt Institute)                                       6.000     07/01/2024   07/01/2010 A         104,532
-----------------------------------------------------------------------------------------------------------------------------------
    6,195,000   NYS DA (Pratt Institute) 3                                     6.000 4   07/01/2034   10/04/2007 C       6,195,000
-----------------------------------------------------------------------------------------------------------------------------------
    3,680,000   NYS DA (Providence Rest)                                       5.000     07/01/2021   07/01/2015 A       3,710,323
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   NYS DA (Providence Rest)                                       5.125     07/01/2030   07/01/2015 A       1,238,300
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   NYS DA (Resurrection Rest Home
                Castleton on Hudson)                                           6.050     08/01/2035 1 02/01/2008 A         120,196
-----------------------------------------------------------------------------------------------------------------------------------
    8,730,000   NYS DA (Rochester General
                Hospital)                                                      5.000     12/01/2025   12/01/2015 A       8,799,316
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYS DA (Rochester Institute of
                Technology)                                                    5.250     07/01/2025   07/01/2012 A          52,526
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (Rockefeller University)                                5.000     07/01/2028   07/01/2008 A          20,364
-----------------------------------------------------------------------------------------------------------------------------------
    5,100,000   NYS DA (Ryan-Clinton Community
                Health Center)                                                 6.100     07/01/2019 1 01/01/2010 A       5,397,483
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYS DA (School District Financing)                             5.750     10/01/2022 1 10/01/2012 A       5,433,700
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   NYS DA (SCHRC)                                                 5.500     07/01/2022   07/01/2009 A         124,762
-----------------------------------------------------------------------------------------------------------------------------------
      345,000   NYS DA (SCHRC/CHSLI Obligated
                Group)                                                         5.800     07/01/2015   07/01/2009 A         360,435
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS DA (SCSMC/SV/CHSLI
                Obligated Group)                                               5.750     07/01/2020   07/01/2010 A          15,611
-----------------------------------------------------------------------------------------------------------------------------------
   15,000,000   NYS DA (SCSMC/SV/CHSLI
                Obligated Group)                                               6.500     07/01/2020 1 07/01/2010 A      15,983,850
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYS DA (Service Contract)                                      5.250     07/01/2019   01/01/2008 A          25,283
-----------------------------------------------------------------------------------------------------------------------------------
   15,480,000   NYS DA
                (SFH/GSHMC/MMC/SCHRC Obligated Group)                          5.000     07/01/2021   07/01/2014 A      15,571,332
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (Skidmore College)                                      5.000     07/01/2028   07/01/2008 A          35,637
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   NYS DA (Southside Hospital)                                    5.000     02/15/2018   02/15/2008 A         203,614
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   NYS DA (Special Act School
                Districts)                                                     5.625     07/01/2009   01/01/2008 A          65,107
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NYS DA (Special Act School
                Districts)                                                     5.700     07/01/2010   01/01/2008 A          30,051
-----------------------------------------------------------------------------------------------------------------------------------


                    21 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      10,000   NYS DA (Special Act School
                Districts)                                                     5.750%    07/01/2011   01/01/2008 A  $       10,018
-----------------------------------------------------------------------------------------------------------------------------------
      320,000   NYS DA (Special Act School
                Districts)                                                     5.875     07/01/2013   01/01/2008 A         320,592
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS DA (Special Act School
                Districts)                                                     6.000     07/01/2016   01/01/2008 A          15,029
-----------------------------------------------------------------------------------------------------------------------------------
      510,000   NYS DA (Special Act School
                Districts)                                                     6.000     07/01/2019   01/01/2008 A         511,035
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (St. Barnabas Hospital)                                 5.450     08/01/2035   02/01/2008 A         101,129
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NYS DA (St. Clare's Hospital)                                  5.300     02/15/2019   02/15/2008 A          30,622
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NYS DA (St. Francis Hospital)                                  5.500     07/01/2029   07/01/2009 A         103,777
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (St. John's Health Care
                Corp.)                                                         6.250     02/01/2036   02/01/2008 A          35,219
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (St. John's University)                                 5.250     07/01/2018   07/01/2008 A          20,466
-----------------------------------------------------------------------------------------------------------------------------------
    5,040,000   NYS DA (St. Joseph's Hospital Health
                Center)                                                        5.250     07/01/2018 1 01/01/2008 A       5,146,848
-----------------------------------------------------------------------------------------------------------------------------------
    3,685,000   NYS DA (St. Lawrence)                                          5.400     08/15/2026   08/15/2017 A       4,020,409
-----------------------------------------------------------------------------------------------------------------------------------
  101,000,000   NYS DA (St. Lukes Roosevelt
                Hospital) 6                                                    4.800     08/15/2025   08/15/2015 A     103,087,670
-----------------------------------------------------------------------------------------------------------------------------------
    2,005,000   NYS DA (St. Vincent DePaul
                Residence)                                                     5.300     07/01/2018 1 07/01/2009 A       2,061,441
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   NYS DA (State University Athletic
                Facilities)                                                    5.250     07/01/2018   07/01/2008 A          81,746
-----------------------------------------------------------------------------------------------------------------------------------
      375,000   NYS DA (State University
                Educational Facilities)                                        5.125     05/15/2021   05/15/2008 A         381,124
-----------------------------------------------------------------------------------------------------------------------------------
      255,000   NYS DA (State University
                Educational Facilities)                                        5.125     05/15/2021   05/01/2008 A         259,646
-----------------------------------------------------------------------------------------------------------------------------------
    9,700,000   NYS DA (State University
                Educational Facilities)                                        5.375     05/15/2011   05/15/2008 A       9,898,656
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYS DA (Staten Island University
                Hospital)                                                      5.000     07/01/2017   07/01/2008 A          10,172
-----------------------------------------------------------------------------------------------------------------------------------
      345,000   NYS DA (Suffern Free Library Assoc.)                           5.000     07/01/2020   07/01/2008 A         354,988
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYS DA (The Highlands Living)                                  6.600     02/01/2034   02/01/2008 A           5,033
-----------------------------------------------------------------------------------------------------------------------------------
    3,035,000   NYS DA (The Rosalind & Joseph
                Gurwin Jewish Geriatric Center of
                Long Island)                                                   5.400     02/01/2015   02/01/2008 A       3,100,526
-----------------------------------------------------------------------------------------------------------------------------------
      170,000   NYS DA (The Rosalind & Joseph
                Gurwin Jewish Geriatric Center of
                Long Island)                                                   5.700     02/01/2037   02/01/2008 A         173,655
-----------------------------------------------------------------------------------------------------------------------------------
    2,145,000   NYS DA (United Cerebral Palsy
                Assoc. of Nassau County)                                       5.500     07/01/2024   01/01/2008 A       2,169,839
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   NYS DA (United Cerebral Palsy
                Assoc. of NYC)                                                 5.750     07/01/2018 1 07/01/2012 A       1,371,000
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   NYS DA (United Health Services
                Hospitals)                                                     5.375     08/01/2027   02/01/2008 A         179,370
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (United Health Services
                Hospitals)                                                     5.500     08/01/2017   02/01/2010 A          20,351
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   NYS DA (University of Rochester)                               5.000     07/01/2027   07/01/2008 A          45,819
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYS DA (Upstate Community
                Colleges)                                                      5.000     07/01/2028   07/01/2009 A          20,397
-----------------------------------------------------------------------------------------------------------------------------------


                    22 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,905,000   NYS DA (Upstate Community
                Colleges)                                                      5.125%    07/01/2021   07/01/2014 A  $    1,994,497
-----------------------------------------------------------------------------------------------------------------------------------
    1,165,000   NYS DA (Upstate Community
                Colleges)                                                      5.125     07/01/2022   07/01/2014 A       1,216,947
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (W.K. Nursing Home)                                     6.050     02/01/2026   02/01/2008 A          35,678
-----------------------------------------------------------------------------------------------------------------------------------
    2,445,000   NYS DA (W.K. Nursing Home)                                     6.125     02/01/2036   02/01/2008 A       2,450,599
-----------------------------------------------------------------------------------------------------------------------------------
      620,000   NYS DA (Wesley Gardens)                                        6.125     08/01/2035   02/01/2008 A         627,229
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   NYS DA (Willow Towers)                                         5.250     02/01/2022   08/01/2012 A         525,835
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYS DA (Wyckoff Heights Medical
                Center)                                                        5.200     02/15/2014   02/15/2008 A       1,020,220
-----------------------------------------------------------------------------------------------------------------------------------
    1,020,000   NYS DA (Wyckoff Heights Medical
                Center)                                                        5.300     08/15/2021   02/15/2008 A       1,041,522
-----------------------------------------------------------------------------------------------------------------------------------
    2,230,000   NYS DA Service Contract (CCFDP)                                5.375     04/01/2020   04/01/2012 A       2,337,062
-----------------------------------------------------------------------------------------------------------------------------------
    2,350,000   NYS DA Service Contract (CCFDP)                                5.375     04/01/2021   04/01/2012 A       2,458,899
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS DA, Series B                                               5.500     08/15/2017   02/15/2008 A          15,321
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA, Series B                                               5.625     02/15/2021   02/15/2008 A          35,757
-----------------------------------------------------------------------------------------------------------------------------------
   39,570,000   NYS DA, Series B                                               6.650     08/15/2030   08/15/2012 A      44,008,567
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS EFC                                                        5.600     09/15/2013   03/15/2008 A          15,024
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYS EFC                                                        5.650     02/15/2017   02/15/2008 A       1,021,630
-----------------------------------------------------------------------------------------------------------------------------------
    3,195,000   NYS EFC (Clean Water & Drinking
                Revolving Funds)                                               5.000     06/15/2019   06/15/2008 A       3,256,536
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS EFC (Clean Water & Drinking
                Revolving Funds)                                               5.000     06/15/2019   06/15/2008 A          15,284
-----------------------------------------------------------------------------------------------------------------------------------
      930,000   NYS EFC ( L.I. Water Corp.)                                    5.250     08/01/2027   02/01/2008 A         930,716
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYS EFC (NYC Municipal Water
                Finance Authority)                                             5.875     06/15/2014   12/15/2007 A          21,157
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYS EFC (NYS Water Services)                                   5.700     07/15/2012   01/15/2008 A          25,151
-----------------------------------------------------------------------------------------------------------------------------------
    1,410,000   NYS EFC (NYS Water Services)                                   6.875     06/15/2010 1 12/15/2007 A       1,421,900
-----------------------------------------------------------------------------------------------------------------------------------
    1,705,000   NYS EFC (NYS Water Services)                                   6.875     06/15/2014 1 12/15/2007 A       1,709,535
-----------------------------------------------------------------------------------------------------------------------------------
      445,000   NYS EFC (NYS Water Services)                                   7.250     06/15/2010 1 12/15/2007 A         446,331
-----------------------------------------------------------------------------------------------------------------------------------
      700,000   NYS EFC (NYS Water Services)                                   7.500     06/15/2012 1 12/15/2007 A         729,071
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS EFC (NYS Water Services)                                   7.500     06/15/2012 1 12/15/2007 A          15,380
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   NYS EFC (Pollution Control)                                    5.550     08/15/2014   02/15/2008 A         511,205
-----------------------------------------------------------------------------------------------------------------------------------
      845,000   NYS EFC (Spring Valley Water
                Company)                                                       5.650     11/01/2023   11/01/2007 A         851,371
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYS EFC (Spring Valley Water
                Company)                                                       6.300     08/01/2024   02/01/2008 A       2,006,740
-----------------------------------------------------------------------------------------------------------------------------------
    1,260,000   NYS EFC (State Water Revolving
                Fund)                                                          5.800     01/15/2014   01/15/2008 A       1,268,177
-----------------------------------------------------------------------------------------------------------------------------------
    4,250,000   NYS EFC (Waste Management)                                     4.450     07/01/2017   07/01/2009 C       4,247,960
-----------------------------------------------------------------------------------------------------------------------------------
   10,125,000   NYS ERDA (Brooklyn Union Gas
                Company)                                                       5.500     01/01/2021   01/01/2008 A      10,172,183
-----------------------------------------------------------------------------------------------------------------------------------
  132,710,000   NYS ERDA (Con Ed)                                              4.700     06/01/2036   10/03/2007 A     132,776,355
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   NYS ERDA (Corning Natural Gas)                                 8.250     12/01/2018   12/01/2007 A          70,249
-----------------------------------------------------------------------------------------------------------------------------------
    4,230,000   NYS ERDA (LILCO)                                               5.150     03/01/2016   03/01/2008 A       4,257,030
-----------------------------------------------------------------------------------------------------------------------------------
    1,005,000   NYS ERDA (LILCO)                                               5.150     03/01/2016   03/01/2008 A       1,006,266
-----------------------------------------------------------------------------------------------------------------------------------


                    23 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   4,465,000   NYS ERDA (LILCO)                                               5.150%    03/01/2016   03/01/2008 A  $    4,479,868
-----------------------------------------------------------------------------------------------------------------------------------
    8,770,000   NYS ERDA (LILCO)                                               5.150     03/01/2016   03/01/2008 A       8,826,040
-----------------------------------------------------------------------------------------------------------------------------------
    2,140,000   NYS ERDA (Niagara Mohawk)                                      5.150     11/01/2025   11/01/2008 A       2,210,513
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYS GO                                                         5.000     09/15/2017   09/15/2008 A           5,117
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NYS GO                                                         5.250     10/01/2012   10/01/2007 A         100,134
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS GO                                                         5.250     11/15/2017   11/15/2007 A          15,031
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NYS GO                                                         5.250     05/01/2018   11/01/2007 A          35,051
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYS GO                                                         5.250     11/15/2021   11/15/2007 A           5,011
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   NYS GO                                                         5.300     07/15/2015   01/15/2008 A          80,510
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYS GO                                                         5.300     07/15/2017   01/15/2008 A          10,063
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYS GO                                                         5.500     07/15/2024   01/15/2008 A          20,131
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   NYS GO                                                         6.600     12/01/2014   12/01/2007 A          40,206
-----------------------------------------------------------------------------------------------------------------------------------
      830,000   NYS HFA (Golden Age Apartments)                                5.000     02/15/2037   02/15/2016 A         816,762
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS HFA (Hospital & Nursing
                Home)                                                          5.150     11/01/2016   11/01/2009 A          15,066
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYS HFA (Hospital & Nursing
                Home)                                                          5.500     11/01/2012   11/01/2007 E           5,427
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS HFA (Hospital & Nursing
                Home)                                                          5.875     11/01/2010   11/01/2007 E          15,906
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYS HFA (Hospital & Nursing
                Home)                                                          5.900     11/01/2010   11/01/2007 E           5,333
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYS HFA (Hospital & Nursing
                Home)                                                          6.000     11/01/2013   02/01/2008 A          11,195
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NYS HFA (Hospital & Nursing
                Home)                                                          6.000     11/01/2014   11/01/2007 E          39,874
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYS HFA (Hospital & Nursing
                Home)                                                          6.875     11/01/2009   11/01/2007 E           5,320
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYS HFA (Loewn Devel. of
                Wappingers Falls)                                              5.250     08/15/2019   02/15/2009 A          25,409
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   NYS HFA (Meadow Manor)                                         7.750     11/01/2019 1 11/01/2007 A          71,175
-----------------------------------------------------------------------------------------------------------------------------------
      345,000   NYS HFA (Multifamily Hsg.)                                     5.300     08/15/2022   08/15/2012 A         350,982
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYS HFA (Multifamily Hsg.)                                     5.400     02/15/2016   02/15/2011 A          51,344
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   NYS HFA (Multifamily Hsg.)                                     5.600     02/15/2011   08/15/2009 A          40,473
-----------------------------------------------------------------------------------------------------------------------------------
      465,000   NYS HFA (Multifamily Hsg.)                                     5.850     08/15/2013 1 02/15/2008 A         472,770
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   NYS HFA (Multifamily Hsg.)                                     5.950     08/15/2024 1 02/15/2008 A         176,334
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   NYS HFA (Multifamily Hsg.)                                     6.000     08/15/2027 1 02/15/2008 A         192,160
-----------------------------------------------------------------------------------------------------------------------------------
      135,000   NYS HFA (Multifamily Hsg.)                                     6.050     08/15/2032   02/15/2008 A         136,832
-----------------------------------------------------------------------------------------------------------------------------------
      925,000   NYS HFA (Multifamily Hsg.)                                     6.100     08/15/2016 1 08/15/2008 A         933,825
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYS HFA (Multifamily Hsg.)                                     6.100     08/15/2028   02/15/2008 A          50,550
-----------------------------------------------------------------------------------------------------------------------------------
      465,000   NYS HFA (Multifamily Hsg.)                                     6.100     11/15/2036   11/15/2007 A         479,806
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYS HFA (Multifamily Hsg.)                                     6.200     08/15/2012 1 02/15/2008 A          20,033
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NYS HFA (Multifamily Hsg.)                                     6.250     08/15/2014 1 02/15/2008 A          10,016
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS HFA (Multifamily Hsg.)                                     6.250     08/15/2014   02/15/2008 A          15,024
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   NYS HFA (Multifamily Hsg.)                                     6.250     08/15/2023 1 02/15/2008 A         255,093
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NYS HFA (Multifamily Hsg.)                                     6.250     08/15/2023   02/15/2008 A          30,034
-----------------------------------------------------------------------------------------------------------------------------------


                    24 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     125,000   NYS HFA (Multifamily Hsg.)                                     6.250%    08/15/2025   02/15/2008 A  $      129,544
-----------------------------------------------------------------------------------------------------------------------------------
      135,000   NYS HFA (Multifamily Hsg.)                                     6.250     08/15/2027 1 02/15/2008 A         136,455
-----------------------------------------------------------------------------------------------------------------------------------
      280,000   NYS HFA (Multifamily Hsg.)                                     6.350     08/15/2023 1 02/15/2008 A         282,960
-----------------------------------------------------------------------------------------------------------------------------------
      395,000   NYS HFA (Multifamily Hsg.)                                     6.625     08/15/2012   02/15/2008 A         395,604
-----------------------------------------------------------------------------------------------------------------------------------
    1,365,000   NYS HFA (Multifamily Hsg.)                                     6.700     08/15/2025 1 02/15/2008 A       1,366,693
-----------------------------------------------------------------------------------------------------------------------------------
      450,000   NYS HFA (Multifamily Hsg.)                                     6.750     11/15/2036   11/15/2007 A         456,602
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   NYS HFA (Multifamily Hsg.)                                     6.850     11/01/2019 1 11/01/2007 A          92,318
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NYS HFA (Multifamily Hsg.)                                     6.950     08/15/2012 1 02/15/2008 A          30,035
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   NYS HFA (Multifamily Hsg.)                                     7.000     08/15/2022   02/15/2008 A         185,216
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS HFA (Nonprofit Hsg.)                                       6.200     11/01/2007   11/01/2007            15,024
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NYS HFA (Nonprofit Hsg.)                                       6.200     11/01/2008   11/01/2007 A          30,485
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NYS HFA (Nonprofit Hsg.)                                       6.200     11/01/2009   11/01/2007 A          30,485
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYS HFA (Nonprofit Hsg.)                                       6.200     11/01/2011   11/01/2007 A          50,808
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   NYS HFA (Nonprofit Hsg.) 3                                     6.200     11/01/2012   11/01/2007 A          40,414
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYS HFA (Nonprofit Hsg.)                                       6.200     11/01/2013   11/01/2007 A          25,404
-----------------------------------------------------------------------------------------------------------------------------------
        6,000   NYS HFA (Nonprofit Hsg.)                                       6.600     11/01/2009   11/01/2007 A           6,142
-----------------------------------------------------------------------------------------------------------------------------------
        9,000   NYS HFA (Nonprofit Hsg.)                                       6.875     11/01/2010   11/01/2007 A           9,233
-----------------------------------------------------------------------------------------------------------------------------------
      405,000   NYS HFA (Nonprofit Hsg.)                                       8.400     11/01/2007   11/01/2007           406,320
-----------------------------------------------------------------------------------------------------------------------------------
      445,000   NYS HFA (Nonprofit Hsg.)                                       8.400     11/01/2008   11/01/2007 A         451,542
-----------------------------------------------------------------------------------------------------------------------------------
    4,275,000   NYS HFA (NYC Health Facilities)                                6.000     05/01/2008   11/01/2007 A       4,315,057
-----------------------------------------------------------------------------------------------------------------------------------
    2,255,000   NYS HFA (Phillips Village)                                     7.750     08/15/2017   02/15/2008 A       2,290,742
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   NYS HFA (Service Contract)                                     5.375     03/15/2023   03/15/2008 A          55,076
-----------------------------------------------------------------------------------------------------------------------------------
      580,000   NYS HFA (Service Contract)                                     5.500     09/15/2018   03/15/2008 A         590,858
-----------------------------------------------------------------------------------------------------------------------------------
    1,890,000   NYS HFA (Service Contract)                                     5.500     09/15/2022 1 03/15/2008 A       1,924,285
-----------------------------------------------------------------------------------------------------------------------------------
      560,000   NYS HFA (Service Contract)                                     6.000     03/15/2026   03/15/2008 A         566,552
-----------------------------------------------------------------------------------------------------------------------------------
    1,865,000   NYS HFA (Simeon Dewitt)                                        8.000     11/01/2018 1 11/01/2007 A       1,898,812
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   NYS HFA (Tiffany Gardens)                                      4.500     08/15/2015   03/01/2012 B         403,524
-----------------------------------------------------------------------------------------------------------------------------------
      275,000   NYS HFA (Wyndham Lawn Home
                for Children)                                                  5.900     08/15/2017   02/15/2008 A         285,513
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   NYS HFA, Series A                                              5.800     11/01/2009   11/01/2007 A         115,386
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   NYS HFA, Series A                                              5.875     11/01/2010   11/01/2007 A         131,518
-----------------------------------------------------------------------------------------------------------------------------------
   12,245,000   NYS HFA, Series A                                              6.100     11/01/2015 1 11/01/2007 A      12,391,573
-----------------------------------------------------------------------------------------------------------------------------------
    6,435,000   NYS HFA, Series A                                              6.125     11/01/2020 1 11/01/2007 A       6,510,804
-----------------------------------------------------------------------------------------------------------------------------------
    3,650,000   NYS HFA, Series C                                              5.500     09/15/2018   03/15/2008 A       3,717,635
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   NYS LGAC                                                       4.875     04/01/2020   04/01/2008 A          55,845
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NYS LGAC                                                       5.000     04/01/2021   04/01/2008 A          35,569
-----------------------------------------------------------------------------------------------------------------------------------
      240,000   NYS LGSC (SCSB) 3                                              6.375     12/15/2009   12/22/2008 B         244,498
-----------------------------------------------------------------------------------------------------------------------------------
      455,000   NYS Medcare (Hospital & Nursing
                Home)                                                          5.400     08/15/2033 1 02/15/2008 A         458,522
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYS Medcare (Hospital & Nursing
                Home)                                                          6.100     08/15/2015   02/15/2008 A           5,042
-----------------------------------------------------------------------------------------------------------------------------------
      550,000   NYS Medcare (Hospital & Nursing
                Home)                                                          6.200     08/15/2013   02/15/2008 A         551,001
-----------------------------------------------------------------------------------------------------------------------------------


                    25 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      10,000   NYS Medcare (Hospital & Nursing
                Home)                                                          6.200%    08/15/2022   02/15/2008 A  $       10,004
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NYS Medcare (Hospital & Nursing
                Home)                                                          6.200     08/15/2022   02/15/2008 A         100,041
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000   NYS Medcare (Hospital & Nursing
                Home)                                                          6.300     08/15/2023   02/15/2008 A       1,202,268
-----------------------------------------------------------------------------------------------------------------------------------
      305,000   NYS Medcare (Hospital & Nursing
                Home)                                                          7.000     08/15/2032   02/15/2008 A         306,491
-----------------------------------------------------------------------------------------------------------------------------------
      105,000   NYS Medcare (Hospital & Nursing
                Home)                                                          7.400     11/01/2016 1 11/01/2007 A         105,501
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   NYS Medcare (Hospital & Nursing
                Home)                                                          9.375     11/01/2016 1 11/01/2007 A         111,607
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   NYS Medcare (M.G. Nursing Home)                                6.375     02/15/2035   02/15/2008 A         150,285
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   NYS Medcare (Montefiore Medical
                Center)                                                        5.700     02/15/2012   02/15/2008 A          80,125
-----------------------------------------------------------------------------------------------------------------------------------
    6,820,000   NYS Medcare (Montefiore Medical
                Center)                                                        5.750     02/15/2015   02/15/2008 A       6,971,677
-----------------------------------------------------------------------------------------------------------------------------------
    8,150,000   NYS Medcare (Montefiore Medical
                Center)                                                        5.750     02/15/2025 1 02/15/2008 A       8,307,132
-----------------------------------------------------------------------------------------------------------------------------------
      540,000   NYS Medcare (Montefiore Medical
                Center)                                                        6.000     02/15/2035   02/15/2008 A         540,923
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYS Medcare (St. Peter's Hospital)                             5.250     11/01/2007   11/01/2007            25,030
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYS Medcare (St. Peter's Hospital)                             5.375     11/01/2013   11/01/2007 A          25,033
-----------------------------------------------------------------------------------------------------------------------------------
      280,000   NYS Medcare (St. Peter's Hospital)                             5.375     11/01/2020   11/01/2007 A         282,148
-----------------------------------------------------------------------------------------------------------------------------------
   10,710,000   NYS Municipal Bond Bank Agency
                (Special School Purpose)                                       5.250     12/01/2019   06/01/2013 A      11,408,292
-----------------------------------------------------------------------------------------------------------------------------------
    2,930,000   NYS Municipal Bond Bank Agency
                (Special School Purpose)                                       5.500     06/01/2015   06/01/2013 A       3,176,823
-----------------------------------------------------------------------------------------------------------------------------------
    2,285,000   NYS Power Authority                                            5.250     11/15/2030   11/15/2010 A       2,374,298
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYS Power Authority                                            5.875     01/01/2010   01/01/2008 A           5,128
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS Thruway Authority                                          5.250     04/01/2012   04/01/2008 A          15,278
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   NYS Thruway Authority                                          5.250     04/01/2013   04/01/2008 A         509,155
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYS Thruway Authority                                          5.250     04/01/2015   04/01/2008 A          20,366
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS Thruway Authority Service
                Contract (Highway & Bridge)                                    5.375     04/01/2013   04/01/2008 A          15,288
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   NYS Thruway Authority, Series B                                5.250     04/01/2014   04/01/2008 A          56,007
-----------------------------------------------------------------------------------------------------------------------------------
      420,000   NYS Thruway Authority, Series E                                5.000     01/01/2025   01/01/2008 A         425,510
-----------------------------------------------------------------------------------------------------------------------------------
    3,575,000   NYS Thruway Authority, Series E                                5.000     01/01/2025   01/01/2008 A       3,621,904
-----------------------------------------------------------------------------------------------------------------------------------
      585,000   NYS Thruway Authority, Series E                                5.250     01/01/2015   01/01/2008 A         593,278
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NYS UDC (Correctional Facilities)                              5.000     01/01/2014   01/01/2008 A          20,475
-----------------------------------------------------------------------------------------------------------------------------------
      370,000   NYS UDC (Correctional Facilities)                              5.000     01/01/2019   01/01/2008 A         378,788
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NYS UDC (Correctional Facilities)                              5.000     01/01/2020 1 01/01/2008 A         102,375
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NYS UDC (Correctional Facilities)                              5.000     01/01/2020   01/01/2008 A          51,188
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   NYS UDC (Personal Income Tax)                                  5.250     03/15/2034   03/15/2014 A      10,462,100
-----------------------------------------------------------------------------------------------------------------------------------
   76,865,000   NYS UDC (South Mall) CAB                                       5.572 8   01/01/2011   05/27/2009 B      63,493,565
-----------------------------------------------------------------------------------------------------------------------------------
      565,000   NYS UDC (South Mall) CAB                                       5.923 8   01/01/2011   05/27/2009 B         463,684
-----------------------------------------------------------------------------------------------------------------------------------
      620,000   NYS UDC (South Mall) CAB                                       5.978 8   01/01/2011   05/27/2009 B         508,822
-----------------------------------------------------------------------------------------------------------------------------------


                    26 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   4,000,000   NYS UDC (Subordinated Lien)                                    5.125%    07/01/2020   07/01/2014 A  $    4,214,280
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYS UDC (Subordinated Lien)                                    5.125     07/01/2021   07/01/2014 A       1,049,970
-----------------------------------------------------------------------------------------------------------------------------------
    1,115,000   NYS UDC (Subordinated Lien)                                    5.375     07/01/2022   07/01/2008 A       1,131,156
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   NYS UDC (Subordinated Lien)                                    5.375     07/01/2022   01/01/2008 A         141,596
-----------------------------------------------------------------------------------------------------------------------------------
   15,510,000   NYS UDC (Subordinated Lien)                                    5.500     07/01/2016 1 01/01/2008 A      15,688,675
-----------------------------------------------------------------------------------------------------------------------------------
    4,735,000   NYS UDC (Subordinated Lien)                                    5.500     07/01/2016   07/01/2008 A       4,788,363
-----------------------------------------------------------------------------------------------------------------------------------
    6,495,000   NYS UDC (Subordinated Lien)                                    5.500     07/01/2022 1 01/01/2008 A       6,567,484
-----------------------------------------------------------------------------------------------------------------------------------
    2,210,000   NYS UDC (Subordinated Lien)                                    5.500     07/01/2026   01/01/2008 A       2,244,078
-----------------------------------------------------------------------------------------------------------------------------------
    6,720,000   NYS UDC (Subordinated Lien)                                    5.600     07/01/2026 1 01/01/2008 A       6,795,734
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Oneida County GO                                               5.400     03/15/2011   03/15/2008 A          70,595
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   Oneida County IDA (Bonide
                Products)                                                      5.750     11/01/2007   11/01/2007           175,051
-----------------------------------------------------------------------------------------------------------------------------------
    2,285,000   Oneida County IDA (Faxton
                Hospital)                                                      6.625     01/01/2015 1 01/01/2010 A       2,418,238
-----------------------------------------------------------------------------------------------------------------------------------
      600,000   Oneida County IDA (Presbyterian
                Home)                                                          6.100     06/01/2020   06/01/2010 A         632,718
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Oneida County IDA (Presbyterian
                Home)                                                          6.250     06/01/2015   06/01/2010 A       1,064,870
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Oneida Healthcare Corp. (Oneida
                Health Systems)                                                5.300     02/01/2021   02/01/2011 A          51,380
-----------------------------------------------------------------------------------------------------------------------------------
    3,895,000   Oneida Healthcare Corp. (Oneida
                Health Systems)                                                5.500     02/01/2016 1 02/01/2011 A       4,061,200
-----------------------------------------------------------------------------------------------------------------------------------
      215,000   Onondaga County IDA (Coltec
                Industries)                                                    7.250     06/01/2008 1 12/01/2007 A         217,387
-----------------------------------------------------------------------------------------------------------------------------------
      365,000   Onondaga County IDA (Coltec
                Industries)                                                    9.875     10/01/2010   10/01/2007 A         369,490
-----------------------------------------------------------------------------------------------------------------------------------
    2,605,000   Onondaga County IDA (Le Moyne
                College)                                                       5.000     12/01/2012   07/22/2010 D       2,703,339
-----------------------------------------------------------------------------------------------------------------------------------
      920,000   Onondaga County IDA (Le Moyne
                College)                                                       5.500     03/01/2014   03/01/2009 A         941,997
-----------------------------------------------------------------------------------------------------------------------------------
   20,445,000   Onondaga County Res Rec                                        5.000     05/01/2010   04/24/2009 B      20,343,184
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Ontario County GO                                              5.550     08/15/2009   02/15/2008 A          25,189
-----------------------------------------------------------------------------------------------------------------------------------
      230,000   Orange County IDA (Glen Arden)                                 5.400     01/01/2008   01/01/2008           230,205
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Orange County IDA (Orange Mental
                Retardation Properties)                                        6.000     05/01/2008   11/01/2007 A          40,469
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Orange County IDA (Orange Mental
                Retardation Properties)                                        6.125     05/01/2016 1 11/01/2007 A          60,607
-----------------------------------------------------------------------------------------------------------------------------------
    5,065,000   Orange County IDA (St. Luke's
                Cornwall Hospital Obligated Group)                             6.000     12/01/2016 1 12/01/2011 A       5,432,922
-----------------------------------------------------------------------------------------------------------------------------------
    1,920,000   Orange County IDA (St. Luke's
                Cornwall Hospital Obligated Group)                             6.000     12/01/2016 1 12/01/2011 A       2,059,469
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Oswego County IDA (Seneca Hill
                Manor)                                                         5.550     08/01/2022   02/01/2008 A          51,076
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Oswego County IDA (Seneca Hill
                Manor)                                                         5.650     08/01/2037   02/01/2008 A         255,333
-----------------------------------------------------------------------------------------------------------------------------------
      575,000   Otsego County IDA (Mary Imogene
                Bassett Hospital)                                              5.350     11/01/2020   11/01/2008 A         591,209
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   Oyster Bay GO                                                  5.000     12/01/2018   12/01/2007 A          35,079
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Philadelphia, NY GO                                            7.500     12/15/2009   12/15/2009            53,933
-----------------------------------------------------------------------------------------------------------------------------------


                    27 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$  22,055,000   Port Authority NY/NJ (Delta Air
                Lines) 3                                                       6.950%    06/01/2008   12/01/2007 A  $   22,209,385
-----------------------------------------------------------------------------------------------------------------------------------
   18,355,000   Port Authority NY/NJ (JFK
                International Air Terminal) 6                                  6.250     12/01/2014   06/01/2012 A      20,983,179
-----------------------------------------------------------------------------------------------------------------------------------
   62,740,000   Port Authority NY/NJ (JFK
                International Air Terminal)                                    5.750     12/01/2022 1 12/01/2007 A      64,173,609
-----------------------------------------------------------------------------------------------------------------------------------
   41,440,000   Port Authority NY/NJ (JFK
                International Air Terminal)                                    5.750     12/01/2025   12/01/2007 A      41,563,906
-----------------------------------------------------------------------------------------------------------------------------------
   32,140,000   Port Authority NY/NJ (JFK
                International Air Terminal)                                    5.900     12/01/2017 1 12/01/2007 A      32,883,398
-----------------------------------------------------------------------------------------------------------------------------------
   24,410,000   Port Authority NY/NJ (KIAC)                                    6.750     10/01/2011   10/01/2008 A      24,599,422
-----------------------------------------------------------------------------------------------------------------------------------
   27,570,000   Port Authority NY/NJ (KIAC)                                    6.750     10/01/2019 1 10/01/2008 A      27,778,429
-----------------------------------------------------------------------------------------------------------------------------------
    3,500,000   Port Authority NY/NJ (KIAC)                                    7.000     10/01/2007   10/01/2007         3,500,315
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Port Authority NY/NJ, 103rd Series                             5.250     12/15/2012   12/16/2007 A          20,069
-----------------------------------------------------------------------------------------------------------------------------------
   15,260,000   Port Authority NY/NJ, 109th Series                             5.375     07/15/2022   01/16/2008 A      15,434,727
-----------------------------------------------------------------------------------------------------------------------------------
      585,000   Port Authority NY/NJ, 109th Series                             5.375     07/15/2027   01/16/2008 A         591,564
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   Port Authority NY/NJ, 109th Series                             5.375     01/15/2032   01/16/2008 A         176,950
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Port Authority NY/NJ, 109th Series                             5.500     07/15/2017   01/16/2008 A          50,571
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Port Authority NY/NJ, 116th Series                             5.000     10/01/2013   10/02/2007 A         100,115
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   Port Authority NY/NJ, 116th Series                             5.250     10/01/2014   10/02/2007 A         140,190
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Port Authority NY/NJ, 116th Series                             5.250     10/01/2015   10/02/2007 A          55,074
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Port Authority NY/NJ, 120th Series                             5.375     10/15/2016   10/15/2007 A         151,659
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Port Authority NY/NJ, 120th Series                             5.500     10/15/2017   10/15/2007 A          10,112
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Port Authority NY/NJ, 120th Series                             5.500     10/15/2018   04/15/2008 A       1,516,755
-----------------------------------------------------------------------------------------------------------------------------------
    7,075,000   Port Authority NY/NJ, 120th Series                             5.500     10/15/2035   10/15/2007 A       7,153,886
-----------------------------------------------------------------------------------------------------------------------------------
    6,230,000   Port Authority NY/NJ, 120th Series                             5.750     10/15/2011   10/15/2007 A       6,302,081
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000   Port Authority NY/NJ, 120th Series                             5.750     10/15/2026   10/15/2007 A       7,079,870
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Port Authority NY/NJ, 121st Series                             5.000     10/15/2020   10/15/2007 A          20,212
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Port Authority NY/NJ, 121st Series                             5.000     10/15/2021   10/15/2007 A          40,424
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Port Authority NY/NJ, 121st Series                             5.000     10/15/2022   10/15/2007 A          25,265
-----------------------------------------------------------------------------------------------------------------------------------
    1,125,000   Port Authority NY/NJ, 121st Series                             5.125     10/15/2030   10/15/2007 A       1,136,981
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Port Authority NY/NJ, 121st Series                             5.250     10/15/2025   10/15/2007 A          75,803
-----------------------------------------------------------------------------------------------------------------------------------
      390,000   Port Authority NY/NJ, 122nd Series                             5.000     07/15/2018   07/15/2010 A         396,248
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Port Authority NY/NJ, 122nd Series                             5.000     07/15/2020   07/15/2010 A          30,427
-----------------------------------------------------------------------------------------------------------------------------------
      165,000   Port Authority NY/NJ, 122nd Series                             5.000     07/15/2031   07/15/2008 A         165,929
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Port Authority NY/NJ, 122nd Series                             5.000     07/15/2031   07/15/2008 A          55,310
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Port Authority NY/NJ, 122nd Series                             5.500     07/15/2011   07/15/2008 A       2,046,060
-----------------------------------------------------------------------------------------------------------------------------------
      170,000   Port Authority NY/NJ, 122nd Series                             5.500     07/15/2015   07/15/2008 A         173,915
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Port Authority NY/NJ, 123rd Series                             5.000     07/15/2028   07/15/2008 A          65,903
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Port Authority NY/NJ, 124th Series                             4.800     08/01/2018   08/02/2008 A          30,381
-----------------------------------------------------------------------------------------------------------------------------------
      950,000   Port Authority NY/NJ, 124th Series                             5.000     08/01/2019   08/01/2008 A         965,694
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Port Authority NY/NJ, 124th Series                             5.000     08/01/2021   08/01/2008 A          20,330
-----------------------------------------------------------------------------------------------------------------------------------
      265,000   Port Authority NY/NJ, 124th Series                             5.000     08/01/2022   08/01/2008 A         268,686
-----------------------------------------------------------------------------------------------------------------------------------
      325,000   Port Authority NY/NJ, 124th Series                             5.000     08/01/2024   08/01/2008 A         329,261
-----------------------------------------------------------------------------------------------------------------------------------


                    28 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                 COUPON      MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     100,000   Port Authority NY/NJ, 124th Series                             5.000%    08/01/2025   08/01/2008 A  $      101,022
-----------------------------------------------------------------------------------------------------------------------------------
      320,000   Port Authority NY/NJ, 124th Series                             5.000     08/01/2031   08/01/2008 A         321,830
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Port Authority NY/NJ, 124th Series                             5.000     08/01/2031   08/01/2008 A          60,375
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Port Authority NY/NJ, 126th Series                             5.000     11/15/2024   05/15/2012 A          15,356
-----------------------------------------------------------------------------------------------------------------------------------
      230,000   Port Authority NY/NJ, 127th Series                             5.000     12/15/2022   06/15/2012 A         237,875
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Port Authority NY/NJ, 127th Series                             5.000     12/15/2024   06/15/2012 A          30,911
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Port Authority NY/NJ, 131st Series                             5.000     12/15/2020   06/15/2013 A       1,556,640
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Port Authority NY/NJ, 131st Series                             5.000     12/15/2026   06/15/2014 A          10,237
-----------------------------------------------------------------------------------------------------------------------------------
   11,860,000   Port Authority NY/NJ, 139th Series 6                           4.625     10/01/2019   04/01/2015 A      12,055,394
-----------------------------------------------------------------------------------------------------------------------------------
   13,745,000   Port Authority NY/NJ, 141st Series                             5.000     09/01/2021   09/01/2015 A      14,300,572
-----------------------------------------------------------------------------------------------------------------------------------
   14,110,000   Port Authority NY/NJ, 141st Series                             5.000     09/01/2022   09/01/2015 A      14,623,040
-----------------------------------------------------------------------------------------------------------------------------------
   16,455,000   Port Authority NY/NJ, 141st Series                             5.000     09/01/2025   09/01/2015 A      16,920,512
-----------------------------------------------------------------------------------------------------------------------------------
    9,000,000   Port Authority NY/NJ, 143rd Series                             5.000     10/01/2021   04/01/2016 A       9,386,280
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Port Authority NY/NJ, 147th Series                             5.000     10/15/2026   04/15/2017 A       2,065,900
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Port Authority NY/NJ, 190th Series                             5.500     07/15/2016   01/15/2008 A         101,144
-----------------------------------------------------------------------------------------------------------------------------------
   15,000,000   Port Authority NY/NJ, 37th Series                              5.250     07/15/2034   07/15/2014 A      15,499,350
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Port Chester IDA (Nadel Industries)                            7.000     02/01/2016   02/01/2008 E          25,286
-----------------------------------------------------------------------------------------------------------------------------------
    1,430,000   Poughkeepsie IDA (Eastman & Bixby
                Redevel. Corp.)                                                5.900     08/01/2020   08/01/2010 A       1,490,189
-----------------------------------------------------------------------------------------------------------------------------------
      330,000   Putnam County IDA (Brewster
                Plastics)                                                      7.375     12/01/2008   04/23/2008 B         330,752
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000   Rensselaer County IDA (Franciscan
                Heights)                                                       5.375     12/01/2025   12/01/2014 A       1,259,568
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Rensselaer County IDA (Rensselaer
                Polytechnical Institute)                                       5.125     08/01/2029   08/01/2009 A          40,462
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Rensselaer County IDA (Rensselaer
                Polytechnical Institute)                                       5.500     08/01/2022   08/01/2009 A          51,350
-----------------------------------------------------------------------------------------------------------------------------------
    2,825,000   Rensselaer County Tobacco Asset
                Securitization Corp.                                           5.200     06/01/2025   12/04/2010 D       2,794,547
-----------------------------------------------------------------------------------------------------------------------------------
    1,490,000   Rensselaer County Tobacco Asset
                Securitization Corp.                                           5.750     06/01/2043   06/01/2012 A       1,507,180
-----------------------------------------------------------------------------------------------------------------------------------
      105,000   Rensselaer Hsg. Authority (Renwyck)                            7.650     01/01/2011   01/01/2008 A         106,630
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Rensselaer Municipal Leasing Corp.
                (Rensselaer County Nursing Home)                               6.900     06/01/2024   12/01/2007 A          55,181
-----------------------------------------------------------------------------------------------------------------------------------
    1,195,000   Riverhead HDC (Riverpointe
                Apartments)                                                    5.850     08/01/2010   04/09/2009 D       1,200,784
-----------------------------------------------------------------------------------------------------------------------------------
      165,000   Rochester Hsg. Authority
                (Stonewood Village)                                            5.900     09/01/2009   09/22/2008 B         164,710
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Rockland County Solid Waste
                Management Authority                                           5.625     12/15/2014   12/15/2007 A          40,858
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Rockland County Solid Waste
                Management Authority                                           5.750     12/15/2018   12/15/2009 A          57,205
-----------------------------------------------------------------------------------------------------------------------------------
   10,045,000   Rockland County Tobacco Asset
                Securitization Corp.                                           5.500     08/15/2025   08/15/2012 A      10,126,365
-----------------------------------------------------------------------------------------------------------------------------------
      160,000   Rockland Gardens Hsg. Corp.                                   10.500     05/01/2011   11/01/2007 A         160,579
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   Rome HDC, Series A                                             6.250     01/01/2024   07/01/2008 A          82,435
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Roslyn Union Free School District                              5.300     01/15/2012   01/15/2008 A          50,245
-----------------------------------------------------------------------------------------------------------------------------------


                    29 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     200,000   Roslyn Union Free School District                              5.375%    01/15/2014   01/15/2008 A  $      201,062
-----------------------------------------------------------------------------------------------------------------------------------
      225,000   Roxbury Central School District GO                             6.400     06/15/2010   12/15/2007 A         226,148
-----------------------------------------------------------------------------------------------------------------------------------
      235,000   Roxbury Central School District GO                             6.400     06/15/2011   12/15/2007 A         236,196
-----------------------------------------------------------------------------------------------------------------------------------
   32,000,000   Sales Tax Asset Receivables Corp.,
                Series A                                                       5.250     10/15/2027   10/15/2014 A      33,960,320
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Saratoga County IDA (Saratoga
                Hospital/Saratoga Care/Benedict
                Community Health Center)                                       5.000     12/01/2014   12/01/2014           515,990
-----------------------------------------------------------------------------------------------------------------------------------
    3,725,000   Saratoga County IDA (Saratoga
                Hospital/Saratoga Care/Benedict
                Community Health Center)                                       5.750     12/01/2023   12/01/2007 A       3,727,906
-----------------------------------------------------------------------------------------------------------------------------------
    6,540,000   Saratoga County IDA (Saratoga
                Hospital/Saratoga Care/Benedict
                Community Health Center)                                       5.750     12/01/2033   12/01/2007 A       6,543,859
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Scotia GO                                                      6.100     01/15/2012   01/15/2008 A          25,162
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Seneca Nation Indians Capital
                Improvements                                                   5.250     12/01/2016   06/14/2015 B       5,085,200
-----------------------------------------------------------------------------------------------------------------------------------
      870,000   SONYMA, Series 101                                             5.000     10/01/2018   10/01/2011 A         880,858
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   SONYMA, Series 101                                             5.250     04/01/2022   10/01/2011 A          25,365
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   SONYMA, Series 101                                             5.350     10/01/2026   10/01/2011 A          30,404
-----------------------------------------------------------------------------------------------------------------------------------
    1,530,000   SONYMA, Series 145 9                                           4.950     10/01/2023   12/03/2020 B       1,534,024
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   SONYMA, Series 27                                              5.250     04/01/2013   04/01/2010 A          35,837
-----------------------------------------------------------------------------------------------------------------------------------
   11,465,000   SONYMA, Series 29                                              5.400     10/01/2022 1 10/01/2010 A      11,658,759
-----------------------------------------------------------------------------------------------------------------------------------
    9,625,000   SONYMA, Series 29                                              5.450     10/01/2031   10/01/2010 A      10,083,824
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   SONYMA, Series 31                                              5.200     10/01/2021   04/01/2011 A         405,300
-----------------------------------------------------------------------------------------------------------------------------------
      485,000   SONYMA, Series 31                                              5.300     10/01/2031   04/01/2011 A         488,618
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   SONYMA, Series 63                                              5.600     10/01/2010   04/01/2009 A         142,950
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   SONYMA, Series 63                                              5.700     10/01/2011   04/01/2008 A          86,792
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   SONYMA, Series 65                                              5.300     10/01/2009   01/01/2008 A          76,575
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   SONYMA, Series 65                                              5.550     10/01/2012   07/01/2008 A          15,314
-----------------------------------------------------------------------------------------------------------------------------------
      325,000   SONYMA, Series 66                                              5.600     10/01/2017   01/01/2008 A         331,841
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   SONYMA, Series 67                                              5.600     10/01/2014 1 09/01/2009 A         101,589
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   SONYMA, Series 67                                              5.600     10/01/2014   03/01/2008 A          86,348
-----------------------------------------------------------------------------------------------------------------------------------
    1,065,000   SONYMA, Series 67                                              5.700     10/01/2017 1 03/01/2008 A       1,081,678
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   SONYMA, Series 67                                              5.800     10/01/2028 1 09/01/2009 A         250,825
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   SONYMA, Series 67                                              5.800     10/01/2028   09/01/2009 A          20,066
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   SONYMA, Series 69                                              5.400     10/01/2019   03/01/2008 A          50,637
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   SONYMA, Series 70                                              5.375     10/01/2017   03/01/2008 A         121,780
-----------------------------------------------------------------------------------------------------------------------------------
    2,365,000   SONYMA, Series 70                                              5.375     10/01/2017 1 03/01/2008 A       2,435,903
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   SONYMA, Series 71                                              4.900     04/01/2009   04/01/2009            10,158
-----------------------------------------------------------------------------------------------------------------------------------
      270,000   SONYMA, Series 71                                              5.350     10/01/2018   07/01/2008 A         273,883
-----------------------------------------------------------------------------------------------------------------------------------
    4,695,000   SONYMA, Series 71                                              5.400     04/01/2029   07/01/2008 A       4,774,909
-----------------------------------------------------------------------------------------------------------------------------------
      195,000   SONYMA, Series 73                                              5.300     10/01/2028   09/01/2008 A         196,486
-----------------------------------------------------------------------------------------------------------------------------------
      270,000   SONYMA, Series 73-A                                            5.250     10/01/2017   09/01/2008 A         274,088
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   SONYMA, Series 73-B                                            5.450     10/01/2024 1 09/30/2011 A          70,515
-----------------------------------------------------------------------------------------------------------------------------------


                    30 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      15,000   SONYMA, Series 77                                              5.600%    04/01/2010   11/23/2009 A  $       15,347
-----------------------------------------------------------------------------------------------------------------------------------
      395,000   SONYMA, Series 77                                              5.700     04/01/2011   11/23/2009 A         407,407
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   SONYMA, Series 79                                              5.250     10/01/2021   03/01/2009 A          10,123
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   SONYMA, Series 79                                              5.250     10/01/2021   03/01/2009 A          55,676
-----------------------------------------------------------------------------------------------------------------------------------
      295,000   SONYMA, Series 79                                              5.300     04/01/2029   03/01/2009 A         301,222
-----------------------------------------------------------------------------------------------------------------------------------
    2,140,000   SONYMA, Series 80                                              5.100     10/01/2017 1 03/01/2009 A       2,187,658
-----------------------------------------------------------------------------------------------------------------------------------
    5,350,000   SONYMA, Series 82                                              5.550     10/01/2019 1 10/01/2009 A       5,431,427
-----------------------------------------------------------------------------------------------------------------------------------
   25,000,000   SONYMA, Series 83                                              5.450     04/01/2018 1 10/01/2009 A      25,597,250
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   SONYMA, Series 83                                              5.550     10/01/2027   10/01/2009 A          45,748
-----------------------------------------------------------------------------------------------------------------------------------
      215,000   SONYMA, Series 85                                              5.400     04/01/2012   09/01/2009 A         221,413
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   SONYMA, Series 88                                              5.500     04/01/2025   11/01/2009 A         186,415
-----------------------------------------------------------------------------------------------------------------------------------
      190,000   SONYMA, Series 89                                              5.650     04/01/2012   11/01/2009 A         190,274
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   SONYMA, Series 91                                              5.300     10/01/2009   01/01/2008 A         102,100
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   SONYMA, Series 93                                              5.550     04/01/2010   10/01/2009 A         500,685
-----------------------------------------------------------------------------------------------------------------------------------
    2,330,000   SONYMA, Series 93                                              5.600     10/01/2017   10/01/2009 A       2,333,285
-----------------------------------------------------------------------------------------------------------------------------------
      145,000   SONYMA, Series 93                                              5.650     10/01/2011   10/01/2009 A         145,209
-----------------------------------------------------------------------------------------------------------------------------------
    2,015,000   SONYMA, Series 95                                              5.500     10/01/2017 1 04/01/2010 A       2,078,674
-----------------------------------------------------------------------------------------------------------------------------------
    6,150,000   SONYMA, Series 97                                              5.400     10/01/2021 1 04/01/2011 A       6,256,887
-----------------------------------------------------------------------------------------------------------------------------------
      660,000   SONYMA, Series 98                                              5.050     10/01/2017   04/01/2011 A         678,988
-----------------------------------------------------------------------------------------------------------------------------------
      385,000   Spring Valley (Qual Redevel.)                                  5.000     06/15/2021   06/15/2017 A         398,760
-----------------------------------------------------------------------------------------------------------------------------------
      405,000   Spring Valley (Qual Redevel.)                                  5.000     06/15/2022   06/15/2017 A         417,547
-----------------------------------------------------------------------------------------------------------------------------------
      300,000   Spring Valley GO                                               5.000     05/01/2020   05/15/2015 A         314,061
-----------------------------------------------------------------------------------------------------------------------------------
      310,000   Spring Valley GO                                               5.000     05/01/2021   05/15/2015 A         320,264
-----------------------------------------------------------------------------------------------------------------------------------
      325,000   Spring Valley GO                                               5.000     05/01/2022   05/15/2015 A         334,497
-----------------------------------------------------------------------------------------------------------------------------------
      335,000   Spring Valley GO                                               5.000     05/01/2023   05/15/2015 A         343,707
-----------------------------------------------------------------------------------------------------------------------------------
      350,000   Spring Valley GO                                               5.000     05/01/2024   05/15/2015 A         358,194
-----------------------------------------------------------------------------------------------------------------------------------
      365,000   Spring Valley GO                                               5.000     05/01/2025   05/15/2015 A         372,844
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Springville HDC (Springbrook)                                  5.950     01/01/2010   09/21/2008 D          50,441
-----------------------------------------------------------------------------------------------------------------------------------
      730,000   Suffolk County IDA (ALIA-CCDRCA)                               7.000     06/01/2016   06/01/2011 A         770,479
-----------------------------------------------------------------------------------------------------------------------------------
      885,000   Suffolk County IDA (ALIA-FREE)                                 7.000     06/01/2016   06/01/2011 A         934,073
-----------------------------------------------------------------------------------------------------------------------------------
      775,000   Suffolk County IDA (ALIA-IGHL)                                 6.500     12/01/2013   04/07/2011 B         802,606
-----------------------------------------------------------------------------------------------------------------------------------
      415,000   Suffolk County IDA (ALIA-WORCA)                                7.000     06/01/2016   06/01/2011 A         438,012
-----------------------------------------------------------------------------------------------------------------------------------
      325,000   Suffolk County IDA (Catholic
                Charities)                                                     6.000     10/01/2020   12/27/2014 D         324,389
-----------------------------------------------------------------------------------------------------------------------------------
      320,000   Suffolk County IDA (DDI)                                       6.000     10/01/2020   12/27/2014 D         319,398
-----------------------------------------------------------------------------------------------------------------------------------
      320,000   Suffolk County IDA (DDI)                                       6.000     10/01/2020   12/27/2014 D         319,398
-----------------------------------------------------------------------------------------------------------------------------------
    1,065,000   Suffolk County IDA (Dowling
                College)                                                       5.000     06/01/2018   06/01/2016 A       1,084,064
-----------------------------------------------------------------------------------------------------------------------------------
      165,000   Suffolk County IDA (Family
                Residences)                                                    6.000     10/01/2015   04/12/2012 B         164,720
-----------------------------------------------------------------------------------------------------------------------------------
      490,000   Suffolk County IDA (Family
                Residences), Series A                                          6.375     12/01/2018   10/20/2013 B         517,126
-----------------------------------------------------------------------------------------------------------------------------------
    3,260,000   Suffolk County IDA (Family
                Residences), Series A                                          6.375     12/01/2018   08/03/2014 B       3,440,474
-----------------------------------------------------------------------------------------------------------------------------------


                    31 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     595,000   Suffolk County IDA (Huntington
                First Aid Squad)                                               6.025%    11/01/2008   11/15/2007 B  $      601,396
-----------------------------------------------------------------------------------------------------------------------------------
      755,000   Suffolk County IDA (Independent
                Group Home Living)                                             6.000     10/01/2020   12/27/2014 B         753,581
-----------------------------------------------------------------------------------------------------------------------------------
      575,000   Suffolk County IDA ( L.I. Network
                Community Services)                                            7.000     02/01/2014   02/01/2010 B         586,425
-----------------------------------------------------------------------------------------------------------------------------------
      290,000   Suffolk County IDA (Mattituck-
                Laurel Library)                                                6.000     09/01/2019 1 09/01/2010 A         311,721
-----------------------------------------------------------------------------------------------------------------------------------
      435,000   Suffolk County IDA (Nassau-Suffolk
                Services for Autism)                                           6.250     11/01/2016   10/14/2012 B         433,043
-----------------------------------------------------------------------------------------------------------------------------------
      155,000   Suffolk County IDA (Nassau-Suffolk
                Services for Autism)                                           6.250     11/01/2016   11/01/2007 A         154,303
-----------------------------------------------------------------------------------------------------------------------------------
      880,000   Suffolk County IDA (Nissequogue
                Cogeneration Partners)                                         4.875     01/01/2008   01/01/2008           878,689
-----------------------------------------------------------------------------------------------------------------------------------
      985,000   Suffolk County IDA (Pederson-
                Krager Center)                                                 6.375     11/01/2015   03/07/2012 B         980,833
-----------------------------------------------------------------------------------------------------------------------------------
      780,000   Suffolk County IDA (Pederson-
                Krager Center)                                                 6.400     02/01/2015   06/23/2011 B         778,073
-----------------------------------------------------------------------------------------------------------------------------------
      245,000   Suffolk County IDA (Suffolk Hotels)                            6.000     10/01/2020   07/27/2014 D         244,539
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Suffolk County IDA (WORCA)                                     6.000     10/01/2020   12/27/2014 B         499,060
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Suffolk County Water Authority                                 5.750     06/01/2010   12/01/2007 E         104,793
-----------------------------------------------------------------------------------------------------------------------------------
    2,515,000   Sullivan County IDA (Center for
                Discovery)                                                     5.625     06/01/2013   06/01/2013         2,499,583
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Sullivan County IDA (Center for
                Discovery)                                                     5.875     07/01/2022   11/11/2016 B       4,943,900
-----------------------------------------------------------------------------------------------------------------------------------
    6,435,000   Sullivan County IDA (Center for
                Discovery)                                                     6.375     02/01/2020   07/28/2014 D       6,570,907
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Syracuse Hsg. Authority                                        5.400     09/01/2021   09/01/2015 A          31,903
-----------------------------------------------------------------------------------------------------------------------------------
      240,000   Syracuse IDA (Crouse Irving
                Companies)                                                     5.250     01/01/2017   01/01/2010 A         244,970
-----------------------------------------------------------------------------------------------------------------------------------
      910,000   Syracuse IDA (Crouse Irving Health
                Hospital)                                                      5.125     01/01/2009   07/06/2008 B         898,516
-----------------------------------------------------------------------------------------------------------------------------------
      715,000   Syracuse IDA (One Center Armory
                Garage)                                                        6.750     12/01/2017   12/01/2007 A         722,529
-----------------------------------------------------------------------------------------------------------------------------------
      540,000   Syracuse SCHC (East Hill Village
                Apartments)                                                    6.125     11/01/2010   03/12/2009 B         535,928
-----------------------------------------------------------------------------------------------------------------------------------
      575,000   Tobacco Settlement Financing Corp.
                (TASC)                                                         5.000     06/01/2011   12/01/2007 A         575,707
-----------------------------------------------------------------------------------------------------------------------------------
      135,000   Tobacco Settlement Financing Corp.
                (TASC)                                                         5.250     06/01/2012   12/01/2007 A         135,197
-----------------------------------------------------------------------------------------------------------------------------------
    4,420,000   Tobacco Settlement Financing Corp.
                (TASC)                                                         5.250     06/01/2013   06/01/2008 A       4,460,134
-----------------------------------------------------------------------------------------------------------------------------------
   11,905,000   Tobacco Settlement Financing Corp.
                (TASC)                                                         5.250     06/01/2013   06/01/2008 A      12,014,764
-----------------------------------------------------------------------------------------------------------------------------------
    2,220,000   Tobacco Settlement Financing Corp.
                (TASC)                                                         5.250     06/01/2021   06/01/2013 A       2,358,928
-----------------------------------------------------------------------------------------------------------------------------------
   19,550,000   Tobacco Settlement Financing Corp.
                (TASC)                                                         5.500     06/01/2014   06/01/2009 A      20,068,857
-----------------------------------------------------------------------------------------------------------------------------------
    8,250,000   Tobacco Settlement Financing Corp.
                (TASC)                                                         5.500     06/01/2015   06/01/2010 A       8,593,448
-----------------------------------------------------------------------------------------------------------------------------------


                    32 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$  11,900,000   Tobacco Settlement Financing Corp.
                (TASC)                                                         5.500%    06/01/2016   06/01/2008 A  $   12,389,209
-----------------------------------------------------------------------------------------------------------------------------------
    5,020,000   Tobacco Settlement Financing Corp.
                (TASC)                                                         5.500     06/01/2017   06/01/2011 A       5,296,652
-----------------------------------------------------------------------------------------------------------------------------------
   21,000,000   Tobacco Settlement Financing Corp.
                (TASC)                                                         5.500     06/01/2018   06/01/2012 A      22,399,020
-----------------------------------------------------------------------------------------------------------------------------------
   20,500,000   Tobacco Settlement Financing Corp.
                (TASC)                                                         5.500     06/01/2019   06/01/2013 A      21,976,205
-----------------------------------------------------------------------------------------------------------------------------------
   11,000,000   Tobacco Settlement Financing Corp.
                (TASC)                                                         5.500     06/01/2020   06/01/2013 A      11,763,400
-----------------------------------------------------------------------------------------------------------------------------------
   18,395,000   Tobacco Settlement Financing Corp.
                (TASC)                                                         5.500     06/01/2021   06/01/2013 A      19,652,482
-----------------------------------------------------------------------------------------------------------------------------------
   14,965,000   Tobacco Settlement Financing Corp.
                (TASC)                                                         5.500     06/01/2022   06/01/2013 A      15,956,731
-----------------------------------------------------------------------------------------------------------------------------------
      900,000   Tompkins County IDA (Kendall at
                Ithaca)                                                        5.750     07/01/2018   07/01/2008 A         906,318
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Tompkins County IDA (Kendall at
                Ithaca)                                                        6.000     07/01/2024   07/01/2008 A       2,014,300
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   Tompkins Health Care Corp.
                (Reconstruction Home)                                          5.875     02/01/2033   02/01/2008 A         130,209
-----------------------------------------------------------------------------------------------------------------------------------
      265,000   Tompkins Health Care Corp.
                (Reconstruction Home)                                         10.800     02/01/2028 1 02/01/2008 A         291,105
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Triborough Bridge & Tunnel
                Authority                                                      5.000     01/01/2024   01/01/2008 A          40,046
-----------------------------------------------------------------------------------------------------------------------------------
    1,335,000   Triborough Bridge & Tunnel
                Authority, Series A                                            5.000     01/01/2024   01/01/2008 E       1,336,549
-----------------------------------------------------------------------------------------------------------------------------------
      845,000   Triborough Bridge & Tunnel
                Authority, Series A                                            5.200     01/01/2020   01/01/2008 A         848,422
-----------------------------------------------------------------------------------------------------------------------------------
   69,680,000   TSASC, Inc. (TFABs) 6                                          4.750     06/01/2022   04/09/2011 C      66,656,585
-----------------------------------------------------------------------------------------------------------------------------------
   50,000,000   TSASC, Inc. (TFABs) 6                                          5.000     06/01/2026   05/28/2016 C      48,525,750
-----------------------------------------------------------------------------------------------------------------------------------
      275,000   TSASC, Inc. (TFABs)                                            4.250     07/15/2010   07/15/2010           280,475
-----------------------------------------------------------------------------------------------------------------------------------
  137,270,000   TSASC, Inc. (TFABs)                                            4.750     06/01/2022   04/09/2011 B     131,313,855
-----------------------------------------------------------------------------------------------------------------------------------
   19,500,000   TSASC, Inc. (TFABs)                                            5.000     06/01/2026   05/28/2016 D      18,924,945
-----------------------------------------------------------------------------------------------------------------------------------
   36,240,000   TSASC, Inc. (TFABs)                                            5.000     06/01/2034   06/01/2016 A      34,127,570
-----------------------------------------------------------------------------------------------------------------------------------
      430,000   TSASC, Inc. (TFABs)                                            5.250     07/15/2011   07/15/2011           456,282
-----------------------------------------------------------------------------------------------------------------------------------
      815,000   TSASC, Inc. (TFABs)                                            5.500     07/15/2013   07/15/2012 A         884,299
-----------------------------------------------------------------------------------------------------------------------------------
   23,140,000   TSASC, Inc. (TFABs)                                            5.500     07/15/2024   01/25/2012 D      24,833,154
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   TSASC, Inc. (TFABs)                                            5.875     07/15/2015   07/15/2009 A         262,658
-----------------------------------------------------------------------------------------------------------------------------------
      275,000   TSASC, Inc. (TFABs)                                            5.900     07/15/2017   07/15/2009 A         289,042
-----------------------------------------------------------------------------------------------------------------------------------
   65,080,000   TSASC, Inc. (TFABs)                                            6.375     07/15/2039 1 07/15/2009 A      68,936,641
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Ulster County GO                                               5.400     11/15/2013   11/15/2007 A          10,023
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Ulster County GO                                               5.400     11/15/2015   11/15/2007 A          10,023
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Ulster County IDA (Benedictine
                Hospital)                                                      6.250     06/01/2008   12/07/2007 B         101,460
-----------------------------------------------------------------------------------------------------------------------------------
      155,000   Ulster County Res Rec                                          5.000     03/01/2016   03/01/2016           162,518
-----------------------------------------------------------------------------------------------------------------------------------
      160,000   Ulster County Res Rec                                          5.000     03/01/2017   03/01/2016 A         166,955
-----------------------------------------------------------------------------------------------------------------------------------
      170,000   Ulster County Res Rec                                          5.000     03/01/2018   03/01/2016 A         176,564
-----------------------------------------------------------------------------------------------------------------------------------


                    33 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                         EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     830,000   Ulster County Tobacco Asset
                Securitization Corp.                                           0.000% 5  06/01/2040   06/01/2017 A  $      731,379
-----------------------------------------------------------------------------------------------------------------------------------
      360,000   Ulster County Tobacco Asset
                Securitization Corp.                                           6.000     06/01/2040   06/01/2012 A         369,310
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Ulster County Tobacco Asset
                Securitization Corp.                                           6.250     06/01/2025   06/01/2012 A          26,161
-----------------------------------------------------------------------------------------------------------------------------------
   10,795,000   Ulster County Tobacco Asset
                Securitization Corp.                                           6.750     06/01/2030 1 06/01/2011 A      11,393,907
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   United Nations Devel. Corp., Series A                          5.250     07/01/2012   01/01/2008 A          45,174
-----------------------------------------------------------------------------------------------------------------------------------
    1,575,000   United Nations Devel. Corp., Series A                          5.250     07/01/2013   01/01/2008 A       1,581,095
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   United Nations Devel. Corp., Series A                          5.250     07/01/2014   01/01/2008 A       1,505,805
-----------------------------------------------------------------------------------------------------------------------------------
    1,565,000   United Nations Devel. Corp., Series A                          5.250     07/01/2015   01/01/2008 A       1,571,057
-----------------------------------------------------------------------------------------------------------------------------------
    5,755,000   United Nations Devel. Corp., Series A                          5.250     07/01/2018   01/01/2008 A       5,772,956
-----------------------------------------------------------------------------------------------------------------------------------
    6,530,000   United Nations Devel. Corp., Series A                          5.250     07/01/2019   01/01/2008 A       6,550,374
-----------------------------------------------------------------------------------------------------------------------------------
    6,900,000   United Nations Devel. Corp., Series A                          5.250     07/01/2020   01/01/2008 A       6,921,528
-----------------------------------------------------------------------------------------------------------------------------------
    2,970,000   United Nations Devel. Corp., Series A                          5.250     07/01/2021   01/01/2008 A       2,979,266
-----------------------------------------------------------------------------------------------------------------------------------
    3,050,000   United Nations Devel. Corp., Series A                          5.250     07/01/2022   01/01/2008 A       3,059,516
-----------------------------------------------------------------------------------------------------------------------------------
    2,185,000   United Nations Devel. Corp., Series A                          5.250     07/01/2023   01/01/2008 A       2,191,817
-----------------------------------------------------------------------------------------------------------------------------------
    3,020,000   United Nations Devel. Corp., Series A                          5.250     07/01/2024   01/01/2008 A       3,029,422
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   United Nations Devel. Corp., Series A                          5.250     07/01/2025   01/01/2008 A         100,307
-----------------------------------------------------------------------------------------------------------------------------------
      225,000   United Nations Devel. Corp., Series A                          5.250     07/01/2026   07/01/2008 A         225,691
-----------------------------------------------------------------------------------------------------------------------------------
      295,000   Utica GO                                                       6.200     01/15/2014   01/15/2010 A         315,175
-----------------------------------------------------------------------------------------------------------------------------------
      320,000   Utica GO                                                       6.250     01/15/2015   01/15/2010 A         342,234
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Utica IDA (Munson-Williams-
                Proctor Arts Institute)                                        5.500     07/15/2029   07/15/2009 A          26,175
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Utica IDA (Utica College Civic
                Facility)                                                      5.300     08/01/2008   02/05/2008 B          40,057
-----------------------------------------------------------------------------------------------------------------------------------
    1,465,000   Utica IDA (Utica College Civic
                Facility)                                                      6.375     12/01/2011   01/13/2010 B       1,492,982
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Utica SCHC (Multifamily), Series A                             5.550     12/01/2017   12/01/2007 A         258,705
-----------------------------------------------------------------------------------------------------------------------------------
      180,000   Valley Health Devel. Corp.                                     6.750     05/20/2022   05/20/2010 A         199,402
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Victor GO                                                      4.800     12/15/2017   12/15/2007 A          15,039
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Westchester County GO                                          5.375     12/15/2012   12/15/2007 A         100,311
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Westchester County GO                                          5.375     12/15/2013   12/15/2007 A          50,156
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Westchester County Healthcare
                Corp., Series B                                                5.375     11/01/2020   11/10/2010 A          47,188
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Westchester County IDA (Beth
                Abraham Hospital)                                              7.250     12/01/2009   12/02/2008 B         151,926
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Westchester County IDA (Children's
                Village)                                                       5.100     03/15/2009   03/15/2009            50,775
-----------------------------------------------------------------------------------------------------------------------------------
      260,000   Westchester County IDA (Clearview
                School)                                                        6.600     01/01/2014   11/27/2010 B         268,146
-----------------------------------------------------------------------------------------------------------------------------------
    1,365,000   Westchester County IDA (Guiding
                Eyes for the Blind)                                            4.500     08/01/2012   03/16/2010 B       1,347,296
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Westchester County IDA (JDAM)                                  6.500     04/01/2009 1 04/01/2008 A          30,052
-----------------------------------------------------------------------------------------------------------------------------------


                    34 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,130,000   Westchester County IDA (JDAM)                                  6.750%    04/01/2016 1 07/01/2008 A  $    1,138,780
-----------------------------------------------------------------------------------------------------------------------------------
    2,155,000   Westchester County IDA
                (Rippowam-Cisqua School)                                       5.750     06/01/2029   06/01/2011 A       2,175,860
-----------------------------------------------------------------------------------------------------------------------------------
    2,705,000   Westchester County IDA
                (Schnurmacher Center)                                          6.000     11/01/2011   01/03/2009 B       2,765,159
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   Westchester County IDA
                (Westchester Airport Assoc.)                                   5.850     08/01/2014   02/01/2008 A         130,205
-----------------------------------------------------------------------------------------------------------------------------------
      565,000   Westchester County IDA
                (Westchester Airport Assoc.)                                   5.950     08/01/2024 1 02/01/2008 A         567,164
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Westchester County IDA
                (Westchester Resco Company)                                    5.500     07/01/2009   01/01/2008 A         252,393
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Westchester County IDA (Winward
                School)                                                        5.200     10/01/2021   10/01/2011 A          30,564
-----------------------------------------------------------------------------------------------------------------------------------
   18,000,000   Westchester County Tobacco Asset
                Securitization Corp.                                           0.000 5   07/15/2039 1 07/15/2017 E      20,347,380
-----------------------------------------------------------------------------------------------------------------------------------
   12,700,000   Westchester County Tobacco Asset
                Securitization Corp.                                           4.500     06/01/2021   02/03/2010 B      11,985,371
-----------------------------------------------------------------------------------------------------------------------------------
    8,550,000   Westchester County Tobacco Asset
                Securitization Corp.                                           5.000     06/01/2026   07/07/2014 D       8,288,969
-----------------------------------------------------------------------------------------------------------------------------------
       95,000   White Plains HDC (Battle Hill)                                 6.650     02/01/2025   02/01/2008 A          96,344
-----------------------------------------------------------------------------------------------------------------------------------
      255,000   Yonkers IDA (Hudson Scenic Studio)                             5.875     11/01/2007   11/01/2007           255,056
-----------------------------------------------------------------------------------------------------------------------------------
      190,000   Yonkers IDA (Michael Malotz Skilled
                Nursing Pavilion)                                              5.450     02/01/2029   02/01/2009 A         194,395
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   Yonkers IDA (Michael Malotz Skilled
                Nursing Pavilion)                                              5.650     02/01/2039   02/01/2009 A          92,260
-----------------------------------------------------------------------------------------------------------------------------------
    1,455,000   Yonkers IDA (Monastery Manor
                Associates)                                                    5.000     04/01/2025   04/01/2015 A       1,483,271
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Yonkers IDA (Philipsburgh Hall
                Associates)                                                    6.750     11/01/2008   05/18/2008 B          54,080
-----------------------------------------------------------------------------------------------------------------------------------
    2,145,000   Yonkers IDA (St. John's Riverside
                Hospital)                                                      6.800     07/01/2016   07/01/2011 A       2,255,768
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Yonkers IDA (St. Joseph's Hospital),
                Series 98-B                                                    5.900     03/01/2008   03/01/2008 B         199,792
                                                                                                                    ---------------
                                                                                                                     3,373,718,142
                                                                                                                    ---------------
-----------------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.3%
-----------------------------------------------------------------------------------------------------------------------------------
   13,320,000   NJ Tobacco Settlement Financing
                Corp. (TASC)                                                   5.750     06/01/2032   04/29/2011 D      14,318,867
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--19.1%
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Guam Airport Authority, Series C 2                             5.375     10/01/2019   10/01/2013 A       5,254,900
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   Guam Airport Authority, Series C                               5.375     10/01/2020   10/01/2013 A       6,289,440
-----------------------------------------------------------------------------------------------------------------------------------
      192,000   Guam EDA (TASC)                                                0.000 5   05/15/2014   05/15/2014          193,878
-----------------------------------------------------------------------------------------------------------------------------------
      320,000   Guam EDA (TASC)                                                5.000     05/15/2022   10/12/2007 D         315,088
-----------------------------------------------------------------------------------------------------------------------------------
    1,950,000   Guam EDA (TASC)                                                5.400     05/15/2031   08/06/2010 D       1,900,841
-----------------------------------------------------------------------------------------------------------------------------------
      215,000   Guam EDA (TASC)                                                5.500     05/15/2041   05/15/2011 A         211,265
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Guam Education Financing
                Foundation COP                                                 5.000     10/01/2023   10/01/2016 A       3,089,910
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Guam International Airport
                Authority                                                      5.000     10/01/2023   10/01/2013 A          10,187
-----------------------------------------------------------------------------------------------------------------------------------


                    35 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY      MATURITY*             VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$      25,000   Guam Power Authority, Series A                                 5.000%    10/01/2024    10/01/2009 A  $       25,784
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Guam Power Authority, Series A                                 5.250     10/01/2013    10/01/2007 A          40,052
------------------------------------------------------------------------------------------------------------------------------------
      460,000   Guam Power Authority, Series A                                 5.250     10/01/2013    10/01/2007 A         460,046
------------------------------------------------------------------------------------------------------------------------------------
      655,000   Guam Power Authority, Series A                                 5.250     10/01/2023    10/01/2007 A         657,587
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Guam Power Authority, Series A                                 5.250     10/01/2034    10/01/2009 A          41,396
------------------------------------------------------------------------------------------------------------------------------------
    1,900,000   Northern Mariana Islands
                Commonwealth, Series A                                         6.750     10/01/2033    10/01/2013 A       2,202,651
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Northern Mariana Islands
                Commonwealth, Series A                                         6.750     10/01/2033    10/01/2013 A         106,716
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Northern Mariana Islands Ports
                Authority, Series A                                            6.000     06/01/2014 1  06/01/2010 A         132,924
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Puerto Rico Aqueduct & Sewer
                Authority                                                      5.000     07/01/2015    01/01/2008 A          60,518
------------------------------------------------------------------------------------------------------------------------------------
      220,000   Puerto Rico Aqueduct & Sewer
                Authority                                                      5.000     07/01/2015    01/01/2008 A         221,474
------------------------------------------------------------------------------------------------------------------------------------
      120,000   Puerto Rico Aqueduct & Sewer
                Authority                                                      5.000     07/01/2019    01/01/2008 A         121,022
------------------------------------------------------------------------------------------------------------------------------------
    1,040,000   Puerto Rico Aqueduct & Sewer
                Authority                                                      5.000     07/01/2019    07/01/2008 A       1,060,238
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Puerto Rico Aqueduct & Sewer
                Authority                                                      5.000     07/01/2019    01/01/2008 A          90,767
------------------------------------------------------------------------------------------------------------------------------------
      375,000   Puerto Rico Children's Trust Fund
                (TASC)                                                         4.100     05/15/2013    05/15/2013           363,083
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Puerto Rico Children's Trust Fund
                (TASC)                                                         4.250     05/15/2014    05/15/2014           193,750
------------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Puerto Rico Children's Trust Fund
                (TASC)                                                         5.000     05/15/2008    05/15/2008         2,511,275
------------------------------------------------------------------------------------------------------------------------------------
  207,705,000   Puerto Rico Children's Trust Fund
                (TASC)                                                         5.375     05/15/2033    05/15/2012 A     206,832,639
------------------------------------------------------------------------------------------------------------------------------------
   52,245,000   Puerto Rico Children's Trust Fund
                (TASC)                                                         5.500     05/15/2039    05/15/2012 A      52,306,649
------------------------------------------------------------------------------------------------------------------------------------
   49,565,000   Puerto Rico Children's Trust Fund
                (TASC)                                                         5.625     05/15/2043    05/15/2012 A      49,771,686
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Puerto Rico Children's Trust Fund
                (TASC)                                                         5.750     07/01/2020    04/15/2009 D          15,618
------------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Puerto Rico Commonwealth GO                                    4.875     07/01/2023    07/01/2008 A       1,271,600
------------------------------------------------------------------------------------------------------------------------------------
    3,900,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2018    07/01/2008 A       3,975,270
------------------------------------------------------------------------------------------------------------------------------------
    6,250,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2024    07/01/2014 A       6,362,500
------------------------------------------------------------------------------------------------------------------------------------
    5,970,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2025    07/01/2023 A       6,067,072
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2026    07/01/2022 A          50,348
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2028    07/01/2013 A          85,504
------------------------------------------------------------------------------------------------------------------------------------
    7,000,000   Puerto Rico Commonwealth GO                                    5.250     01/01/2015    01/01/2015         7,444,010
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2017    07/01/2013 A       4,196,920
------------------------------------------------------------------------------------------------------------------------------------
    5,840,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2019    07/01/2013 A       6,103,267
------------------------------------------------------------------------------------------------------------------------------------
    2,430,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2021    07/01/2014 A       2,545,838
------------------------------------------------------------------------------------------------------------------------------------
    3,400,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2022    07/01/2014 A       3,547,934
------------------------------------------------------------------------------------------------------------------------------------
    2,100,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2022    07/01/2016 A       2,198,112
------------------------------------------------------------------------------------------------------------------------------------


                    36 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY      MATURITY*             VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   4,575,000   Puerto Rico Commonwealth GO                                    5.250%    07/01/2023    07/01/2014 A  $    4,765,961
------------------------------------------------------------------------------------------------------------------------------------
    7,395,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2023    07/01/2016 A       7,724,225
------------------------------------------------------------------------------------------------------------------------------------
   15,850,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2024    07/01/2013 A      16,409,347
------------------------------------------------------------------------------------------------------------------------------------
    8,320,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2027    07/01/2016 A       8,635,744
------------------------------------------------------------------------------------------------------------------------------------
    1,925,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2027 1  07/01/2011 A       2,011,490
------------------------------------------------------------------------------------------------------------------------------------
    7,500,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2030    07/01/2016 A       7,757,400
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Commonwealth GO 9                                  5.250     07/01/2030    07/01/2017 A       5,187,100
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2032    07/01/2016 A       2,061,420
------------------------------------------------------------------------------------------------------------------------------------
   14,750,000   Puerto Rico Commonwealth GO 9                                  5.250     07/01/2032    07/01/2017 A      15,243,830
------------------------------------------------------------------------------------------------------------------------------------
   27,450,000   Puerto Rico Commonwealth GO 9                                  5.250     07/01/2034    07/01/2017 A      28,325,655
------------------------------------------------------------------------------------------------------------------------------------
    6,060,000   Puerto Rico Commonwealth GO                                    5.375     07/01/2028    07/01/2011 A       6,206,288
------------------------------------------------------------------------------------------------------------------------------------
      195,000   Puerto Rico Electric Power Authority                           5.000     07/01/2028    07/01/2008 A         200,208
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Puerto Rico Electric Power
                Authority, Series DD                                           5.000     07/01/2028    07/01/2010 A          71,854
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico Electric Power
                Authority, Series DD                                           5.000     07/01/2028    07/01/2010 A           5,132
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico Electric Power
                Authority, Series DD                                           5.000     07/01/2028    07/01/2008 A          10,267
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico Electric Power
                Authority, Series DD                                           5.000     07/01/2028    07/01/2008 A           5,134
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico Electric Power
                Authority, Series EE                                           5.250     07/01/2014    07/01/2008 A          10,275
------------------------------------------------------------------------------------------------------------------------------------
    4,200,000   Puerto Rico Electric Power
                Authority, Series UU                                           4.291 4   07/01/2031    07/04/2028 B       3,941,490
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Puerto Rico HFA (Single Family)                                5.000     12/01/2020    12/01/2013 A         260,835
------------------------------------------------------------------------------------------------------------------------------------
      115,000   Puerto Rico HFC                                                5.100     12/01/2018    12/01/2010 A         115,698
------------------------------------------------------------------------------------------------------------------------------------
    1,300,000   Puerto Rico HFC (Homeowner Mtg.)                               5.200     12/01/2032    12/01/2008 A       1,315,938
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Puerto Rico Highway &
                Transportation Authority                                       5.000     07/01/2022    07/01/2008 A          90,928
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Puerto Rico Highway &
                Transportation Authority                                       5.000     07/01/2028    07/01/2025 A          35,208
------------------------------------------------------------------------------------------------------------------------------------
      230,000   Puerto Rico Highway &
                Transportation Authority                                       5.750     07/01/2020    07/01/2013 A         248,234
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico Highway &
                Transportation Authority, Series A                             5.000     07/01/2028    07/01/2008 A          25,546
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico Highway &
                Transportation Authority, Series A                             5.000     07/01/2028    07/01/2008 A           5,091
------------------------------------------------------------------------------------------------------------------------------------
    7,000,000   Puerto Rico Highway &
                Transportation Authority, Series E                             5.750     07/01/2024    07/01/2012 A       7,450,660
------------------------------------------------------------------------------------------------------------------------------------
      355,000   Puerto Rico Highway &
                Transportation Authority, Series K                             5.000     07/01/2021    07/01/2015 A         365,671
------------------------------------------------------------------------------------------------------------------------------------
   11,000,000   Puerto Rico Highway &
                Transportation Authority, Series K                             5.000     07/01/2022    07/01/2015 A      11,287,210
------------------------------------------------------------------------------------------------------------------------------------
   12,275,000   Puerto Rico Highway &
                Transportation Authority, Series K                             5.000     07/01/2023    07/01/2015 A      12,571,319
------------------------------------------------------------------------------------------------------------------------------------
   12,760,000   Puerto Rico Highway &
                Transportation Authority, Series K                             5.000     07/01/2024    07/01/2015 A      13,043,017
------------------------------------------------------------------------------------------------------------------------------------


                    37 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY      MATURITY*             VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   4,545,000   Puerto Rico Highway &
                Transportation Authority, Series K                             5.000%    07/01/2025    07/01/2015 A  $    4,636,900
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Highway &
                Transportation Authority, Series K                             5.000     07/01/2026    07/01/2015 A       2,039,140
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico Highway &
                Transportation Authority, Series K                             5.000     07/01/2027    07/01/2015 A       1,017,620
------------------------------------------------------------------------------------------------------------------------------------
   16,800,000   Puerto Rico Highway &
                Transportation Authority, Series N 6                           4.121 4   07/01/2045    08/07/2043 C      15,925,224
------------------------------------------------------------------------------------------------------------------------------------
    6,550,000   Puerto Rico IMEPCF (PepsiCo) 2                                 6.250     11/15/2013    11/15/2007 A       6,840,624
------------------------------------------------------------------------------------------------------------------------------------
    7,175,000   Puerto Rico IMEPCF (PepsiCo) 2                                 6.250     11/15/2013    11/15/2007 A       7,416,798
------------------------------------------------------------------------------------------------------------------------------------
      780,000   Puerto Rico Infrastructure                                     5.000     07/01/2019    07/01/2016 A         810,498
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Puerto Rico Infrastructure                                     5.500     10/01/2040    10/01/2010 E          36,922
------------------------------------------------------------------------------------------------------------------------------------
       55,000   Puerto Rico ITEMECF (Ana G.
                Mendez University)                                             5.375     02/01/2019    02/01/2011 A          55,767
------------------------------------------------------------------------------------------------------------------------------------
   18,425,000   Puerto Rico ITEMECF (Cogeneration
                Facilities)                                                    6.625     06/01/2026 1  06/01/2010 A      19,615,808
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Puerto Rico ITEMECF (Dr. Pila
                Hospital)                                                      6.125     08/01/2025    02/01/2008 A       1,502,835
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Puerto Rico ITEMECF (Hospital
                Auxilio Mutuo)                                                 5.500     07/01/2026    01/01/2008 A          71,140
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Puerto Rico ITEMECF (Hospital
                Auxilio Mutuo)                                                 6.250     07/01/2016    01/01/2008 A         501,095
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Puerto Rico ITEMECF (Hospital de la
                Concepcion)                                                    6.125     11/15/2025    11/15/2010 A          80,087
------------------------------------------------------------------------------------------------------------------------------------
      750,000   Puerto Rico ITEMECF (Hospital de la
                Concepcion)                                                    6.375     11/15/2015    11/15/2010 A         809,198
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico ITEMECF (Hospital de la
                Concepcion)                                                    6.500     11/15/2020    11/15/2010 A       2,159,920
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico ITEMECF
                (InterAmerican University)                                     5.000     10/01/2022    10/01/2008 A          25,540
------------------------------------------------------------------------------------------------------------------------------------
    1,545,000   Puerto Rico ITEMECF (Mennonite
                General Hospital)                                              6.500     07/01/2012    07/01/2008 A       1,546,437
------------------------------------------------------------------------------------------------------------------------------------
      460,000   Puerto Rico ITEMECF (Ryder
                Memorial Hospital)                                             6.400     05/01/2009    11/01/2007 A         460,087
------------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Puerto Rico Municipal Finance
                Agency, Series A                                               5.250     08/01/2023    08/01/2015 A       2,601,625
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Municipal Finance
                Agency, Series A                                               5.250     08/01/2024    08/01/2015 A       5,196,600
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico Municipal Finance
                Agency, Series A                                               5.500     07/01/2017    01/01/2008 A          25,414
------------------------------------------------------------------------------------------------------------------------------------
      160,000   Puerto Rico Port Authority, Series D                           6.000     07/01/2021 1  01/01/2008 A         160,432
------------------------------------------------------------------------------------------------------------------------------------
      430,000   Puerto Rico Port Authority, Series D                           7.000     07/01/2014 1  01/01/2008 A         431,832
------------------------------------------------------------------------------------------------------------------------------------
   31,000,000   Puerto Rico Public Buildings
                Authority                                                      5.250     07/01/2029    07/01/2014 A      32,056,790
------------------------------------------------------------------------------------------------------------------------------------
    2,750,000   Puerto Rico Public Buildings
                Authority                                                      5.250     07/01/2033    07/01/2014 A       2,827,688
------------------------------------------------------------------------------------------------------------------------------------
   10,000,000   Puerto Rico Public Buildings
                Authority                                                      5.500     07/01/2022    07/01/2014 A      10,633,300
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Public Buildings
                Authority                                                      5.500     07/01/2023    07/01/2014 A       2,126,660
------------------------------------------------------------------------------------------------------------------------------------


                    38 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY      MATURITY*             VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   9,000,000   Puerto Rico Public Buildings
                Authority                                                      5.500%    07/01/2024    07/01/2014 A   $   9,564,570
------------------------------------------------------------------------------------------------------------------------------------
    2,065,000   Puerto Rico Public Buildings
                Authority, Series D                                            5.125     07/01/2024    07/01/2012 A       2,112,041
------------------------------------------------------------------------------------------------------------------------------------
      825,000   Puerto Rico Public Buildings
                Authority, Series G                                            5.250     07/01/2019    07/01/2012 A         856,367
------------------------------------------------------------------------------------------------------------------------------------
    9,910,000   Puerto Rico Public Finance Corp.,
                Series A                                                       5.750     08/01/2027    02/01/2012 C      10,563,862
------------------------------------------------------------------------------------------------------------------------------------
    2,750,000   University of Puerto Rico                                      5.000     06/01/2026    06/01/2016 A       2,803,130
------------------------------------------------------------------------------------------------------------------------------------
      160,000   University of Puerto Rico                                      5.500     06/01/2012 1  12/01/2007 A         160,187
------------------------------------------------------------------------------------------------------------------------------------
    8,500,000   University of Puerto Rico, Series P                            5.000     06/01/2022    06/01/2016 A       8,725,080
------------------------------------------------------------------------------------------------------------------------------------
    8,410,000   University of Puerto Rico, Series Q                            5.000     06/01/2023    06/01/2016 A       8,614,615
------------------------------------------------------------------------------------------------------------------------------------
      300,000   University of Puerto Rico, Series Q                            5.000     06/01/2030    06/01/2016 A         304,089
------------------------------------------------------------------------------------------------------------------------------------
       25,000   V.I. HFA, Series A                                             6.500     03/01/2025 1  03/01/2008 A          25,019
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   V.I. Port Authority, Series A                                  5.250     09/01/2018    09/01/2010 A       1,035,580
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   V.I. Public Finance Authority
                (Hovensa Refinery) 9                                           4.700     07/01/2022    10/01/2018 B         938,150
------------------------------------------------------------------------------------------------------------------------------------
    2,650,000   V.I. Public Finance Authority
                (Hovensa)                                                      5.875     07/01/2022    07/01/2014 A       2,749,826
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   V.I. Public Finance Authority, Series A                        5.250     10/01/2016    10/01/2014 A       1,053,860
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   V.I. Public Finance Authority, Series A                        5.250     10/01/2022    10/01/2014 A       2,062,620
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   V.I. Public Finance Authority, Series A                        5.250     10/01/2023    10/01/2014 A       1,028,310
------------------------------------------------------------------------------------------------------------------------------------
   10,000,000   V.I. Public Finance Authority, Series A                        5.500     10/01/2015    10/01/2008 A      10,256,800
------------------------------------------------------------------------------------------------------------------------------------
      180,000   V.I. Public Finance Authority, Series A                        5.500     10/01/2022    10/01/2008 A         183,859
------------------------------------------------------------------------------------------------------------------------------------
      705,000   V.I. Public Finance Authority, Series A                        5.625     10/01/2010    04/26/2009 B         718,599
------------------------------------------------------------------------------------------------------------------------------------
      285,000   V.I. Public Finance Authority, Series A                        5.625     10/01/2025    10/01/2010 A         292,028
------------------------------------------------------------------------------------------------------------------------------------
   21,310,000   V.I. Public Finance Authority, Series A                        6.125     10/01/2029 1  10/01/2010 A      23,089,172
------------------------------------------------------------------------------------------------------------------------------------
   10,820,000   V.I. Public Finance Authority, Series A                        6.375     10/01/2019 1  01/01/2010 A      11,683,977
------------------------------------------------------------------------------------------------------------------------------------
    2,665,000   V.I. Public Finance Authority, Series E                        5.875     10/01/2018    10/01/2008 A       2,709,959
------------------------------------------------------------------------------------------------------------------------------------
      900,000   V.I. Tobacco Settlement Financing
                Corp. (TASC)                                                   0.000 5   05/15/2008    05/15/2008           892,449
------------------------------------------------------------------------------------------------------------------------------------
    1,015,000   V.I. Tobacco Settlement Financing
                Corp. (TASC)                                                   0.000 5   05/15/2012    12/28/2009 B         998,669
------------------------------------------------------------------------------------------------------------------------------------
       80,000   V.I. Tobacco Settlement Financing
                Corp. (TASC)                                                   0.000 5   05/15/2014    05/15/2014            78,877
------------------------------------------------------------------------------------------------------------------------------------
    1,490,000   V.I. Tobacco Settlement Financing
                Corp. (TASC)                                                   5.000     05/15/2021    08/09/2010 D       1,419,657
------------------------------------------------------------------------------------------------------------------------------------
    1,440,000   V.I. Tobacco Settlement Financing
                Corp. (TASC)                                                   5.000     05/15/2031    05/15/2011 A       1,346,573
------------------------------------------------------------------------------------------------------------------------------------


                    39 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                          EFFECTIVE
       AMOUNT                                                                  COUPON     MATURITY     MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,470,000   V.I. Water & Power Authority                                   5.375%    07/01/2010   07/01/2008 A  $    1,492,580
                                                                                                                    ---------------
                                                                                                                       763,090,420

TOTAL INVESTMENTS, AT VALUE (COST $4,116,240,045)-103.8%                                                             4,151,127,429
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(3.8)                                                                           (153,045,311)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    ---------------
NET ASSETS-100.0%                                                                                                   $3,998,082,118
                                                                                                                    ===============

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   A. Optional call date; corresponds to the most conservative yield calculation.

   B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   C. Date of mandatory put.

   E. Date of prefunded call, or maturity date if escrowed to maturity.

   D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

   F. Date of planned principal payment.

1. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

2. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $95,790,177, which represents 2.40% of the Fund's net assets. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

7. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ALIA      Alliance of Long Island Agencies
BFCC      Brookdale Family Care Center
BID       Business Improvement District
BOCES     Board of Cooperative Educational Services
CAB       Capital Appreciation Bond
CCDRCA    Catholic Charities of the Diocese of Rockville Centre and Affiliates
CCFDP     Child Care Facilities Devel. Program
CFGA      Child and Family Guidance Assoc.
CHSLI     Catholic Health Services of Long Island
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CRR       Center for Rapid Recovery
CSMR      Community Services for the Mentally Retarded
Con Ed    Consolidated Edison Company
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
EDA       Economic Devel. Authority
EFC       Environmental Facilities Corp.
ERDA      Energy Research and Devel. Authority
FNHC      Ferncilff Nursing Home Company
FREE      Family Residences and Essential Enterprises
GO        General Obligation
GSHMC     Good Samaritan Hospital Medical Center
HDC       Housing Devel. Corp.


                    40 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HJDOI     Hospital for Joint Diseases Orthopedic Institute
HKSB      Helen Keller Services for the Blind
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
KR        Kateri Residence
L.I.      Long Island
LGAC      Local Government Assistance Corp.
LGSC      Local Government Services Corp.
LILCO     Long Island Lighting Corp.
MMC       Mercy Medical Center
MMWNHC    Mary Manning Walsh Nursing Home Company
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NSUH      North Shore University Hospital
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
RIBS      Residual Interest Bonds
RITES     Residual Interest Tax Exempt Security
Res Rec   Resource Recovery Facility
ROLs      Residual Option Longs
SCHC      Senior Citizen Housing Corp.
SCHRC     St. Charles Hospital and Rehabilitation Center
SCSB      Schuyler Community Services Board
SCSMC     St. Catherine of Sienna Medical Center
SFH       St. Francis Hospital
SONYMA    State of New York Mortgage Agency
SUNY      State University of New York
SV        Sienna Village
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UDC       Urban Devel. Corp.
USBFCC    Urban Strategies Brookdale Family Care Center
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                 MARKET VALUE   PERCENT
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                   $ 1,100,671,213      26.5%
Hospital/Health Care                                      512,209,832      12.3
General Obligation                                        425,717,555      10.3
Marine/Aviation Facilities                                341,575,050       8.2
Electric Utilities                                        248,224,657       6.0
Government Appropriation                                  218,372,366       5.3
Municipal Leases                                          178,109,065       4.3
Higher Education                                          163,693,041       3.9
Airlines                                                  122,428,349       3.0
Multifamily Housing                                       115,854,598       2.8
Highways/Commuter Facilities                              107,689,237       2.6


                    41 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Commercial Services & Supplies                             90,553,124       2.2
Single Family Housing                                      88,738,156       2.1
Sales Tax Revenue                                          78,936,869       1.9
Education                                                  72,239,914       1.7
Water Utilities                                            71,628,304       1.7
Resource Recovery                                          61,530,559       1.5
Special Assessment                                         45,810,299       1.1
Not-for-Profit Organization                                24,110,072       0.6
Adult Living Facilities                                    19,046,762       0.5
Beverages                                                  14,257,422       0.3
Special Tax                                                11,303,166       0.3
Gas Utilities                                              10,242,432       0.3
Paper, Containers & Packaging                               5,591,722       0.1
Casino                                                      5,085,200       0.1
Real Estate                                                 4,763,558       0.1
Parking Fee Revenue                                         3,345,515       0.1
Food Products                                               1,917,828       0.1
Household Products                                          1,860,012       0.1
Construction & Engineering                                    958,787       0.0
Oil, Gas & Consumable Fuels                                   938,150       0.0
Building Products                                             860,748       0.0
Media                                                         818,250       0.0
Textiles, Apparel & Luxury Goods                              566,736       0.0
Aerospace & Defense                                           527,843       0.0
Household Durables                                            500,240       0.0
Auto Components                                               210,452       0.0
Chemicals                                                     175,051       0.0
Specialty Retail                                               65,295       0.0
                                                      --------------------------
Total                                                 $ 4,151,127,429     100.0%
                                                      ==========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                    42 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $51,334,269 of securities issued on a when-issued basis or forward commitment and sold $21,879,210 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 5% of its total assets in inverse floaters. Inverse floaters amount to $159,810,828 as of September 30, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At September 30, 2007, municipal bond holdings with a value of $339,792,069 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $180,830,000 in short-term floating rate notes issued and outstanding at that date.

At September 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                                  VALUE AS OF
  PRINCIPAL                                                                                         SEPTEMBER
     AMOUNT   INVERSE FLOATERS 1                                          COUPON 2    MATURITY       30, 2007
-------------------------------------------------------------------------------------------------------------
$ 7,250,000   NYC GO RITES                                                    7.640%    6/1/23   $  8,342,430
  8,755,000   NYC HDC RITES                                                   5.940     7/1/25      9,490,683
  5,770,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group) RITES    8.127     7/1/15      6,461,938
  5,665,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group) RITES    8.127     7/1/16      6,323,216
 50,500,000   NYS DA RITES                                                    3.760    8/15/25     52,587,670
  5,930,000   Port Authority NY/NJ RITES                                      5.130    10/1/19      6,125,394
  9,175,000   Port Authority NY/NJ RITES                                      8.390     6/1/12     11,803,179
  3,360,000   Puerto Rico Highway & Transportation Authority ROLs             4.990     7/1/45      2,485,224
 34,840,000   TSASC, Inc. (TFABs) RITES                                       5.010     6/1/22     31,816,585
 25,000,000   TSASC, Inc. (TFABs) RITES                                       5.500     6/1/26     23,525,750
                                                                                                 ------------
                                                                                                 $158,962,069
                                                                                                 ============


                    43 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 40-41 of the Statement of Investments.

   2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.5866% as of September 30, 2007). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $ 4,116,300,224
                                  ================

Gross unrealized appreciation     $    63,152,938
Gross unrealized depreciation         (28,325,733)
                                  ----------------
Net unrealized appreciation       $    34,827,205
                                  ================


                    44 | LIMITED TERM NEW YORK MUNICIPAL FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007